Securities Act File No. 33-34080
                                      Investment Company Act File No. 811-6076
==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

               Pre-Effective Amendment No. ____                       / /

               Post-Effective Amendment No. 47                        /X/

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

                                Amendment No. 47                      /X/

                        (Check appropriate box or boxes)

                        THE INFINITY MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


3435 Stelzer Road, Columbus, Ohio                               43219
(Address of Principal Executive Offices)                      (Zip Code)
Registrant's Telephone Number, including Area Code:         (614) 470-8000


                            Robert L. Tuch, Esq.
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Name and Address of Agent for Service)


                                    copy to:

                            Stuart H. Coleman, Esq.
                           Stroock & Stroock & Lavan LLP
                                180 Maiden Lane
                         New York, New York 10038-4982

     It is proposed that this filing will become effective (check appropriate box)

               ___  immediately upon filing pursuant to paragraph (b)

               ___  on  (date)   pursuant to paragraph (b)

               _X_  60 days after filing pursuant to paragraph (a)(i)

               ___  on  (date)   pursuant to paragraph (a)(i)

               ___  75 days after filing pursuant to paragraph (a)(ii)

               ___  on (date) pursuant to paragraph (a)(ii) of Rule 485.

               If appropriate, check the following box:

               ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   ISG FUNDS

                                        PROSPECTUS

                                        DG CLASS
                                        ____________, 1999

                                        ISG EQUITY FUNDS

                                        o International Equity Fund
                                        o Small-Cap Opportunity Fund
                                        o Large-Cap Equity Fund

                                        ISG FIXED INCOME FUNDS

                                        o Government Income Fund
                                        o Limited Term U.S. Government Fund

                                        ISG TAX-EXEMPT FIXED INCOME FUND

                                        o Municipal Income Fund

                                        ISG MONEY MARKET FUNDS

                                        o Prime Money Market Fund
                                        o Treasury Money Market Fund

   MANAGED BY
   FIRST AMERICAN NATIONAL BANK

   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

CAREFULLY REVIEW THIS IMPORTANT SECTION
TO LEARN ABOUT EACH FUND'S GOAL, MAIN
INVESTMENT STRATEGIES AND RISKS, PAST
PERFORMANCE, AND FEES.

                                 DESCRIPTION OF THE FUNDS - OBJECTIVES,
                                 RISK/RETURN AND EXPENSES
                                      __   OVERVIEW

                                 ISG EQUITY FUNDS
                                      __  INTERNATIONAL EQUITY FUND
                                      __  SMALL-CAP OPPORTUNITY FUND
                                      __  LARGE-CAP EQUITY FUND

                                 ISG FIXED INCOME FUNDS
                                      __   GOVERNMENT INCOME FUND
                                      __   LIMITED TERM U.S. GOVERNMENT FUND

                                 ISG TAX-EXEMPT FIXED INCOME FUND
                                      __   MUNICIPAL INCOME FUND

                                 ISG MONEY MARKET FUNDS
                                      __   PRIME MONEY MARKET FUND
                                      __   TREASURY MONEY MARKET FUND

REVIEW THIS SECTION FOR ADDITIONAL
INFORMATION ON INVESTMENT STRATEGIES AND
RISKS.
                                 ADDITIONAL INVESTMENT STRATEGIES AND RISKS
                                      __  EQUITY FUNDS
                                      __  FIXED INCOME FUNDS
                                      __  TAX-EXEMPT FIXED INCOME FUND
                                      __  MONEY MARKET FUNDS
                                      __  APPLICABLE TO ALL FUNDS

REVIEW THIS SECTION FOR DETAILS ON THE
PEOPLE AND ORGANIZATIONS WHO OVERSEE THE
FUNDS.
                                 FUND MANAGEMENT
                                      __  THE INVESTMENT ADVISER
                                      __  PORTFOLIO MANAGERS
                                      __  THE ADMINISTRATOR AND DISTRIBUTOR

REVIEW THIS SECTION FOR DETAILS ON HOW
SHARES ARE VALUED, HOW TO PURCHASE, SELL
AND EXCHANGE SHARES, RELATED CHARGES AND
PAYMENTS OF DIVIDENDS AND DISTRIBUTIONS.

                                 SHAREHOLDER INFORMATION
                                      __ PRICING OF FUND SHARES
                                      __ PURCHASING AND ADDING TO YOUR SHARES
                                      __ SELLING YOUR SHARES
                                      __ EXCHANGING YOUR SHARES
                                      __ GENERAL POLICIES ON SELLING SHARES
                                      __ DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                      __ DIVIDENDS, DISTRIBUTIONS AND TAXES

REVIEW THIS SECTION FOR RECENT FINANCIAL
INFORMATION.
                                FINANCIAL HIGHLIGHTS
                                      __ EQUITY FUNDS
                                      __ FIXED INCOME FUNDS
                                      __ TAX-EXEMPT FIXED INCOME FUND
                                      __ MONEY MARKET FUNDS

WHERE TO LEARN MORE ABOUT
THE FUNDS
                                BACK COVER

OVERVIEW

THE FUNDS                          DG Class Shares of eight ISG Funds are
                                   offered by this prospectus. Each ISG Fund has its own investment strategy and risk/return profile. The differences in strategy among the Funds determine the types of securities in which each Fund invests and can be expected to affect the degree of risk each Fund is subject to and its yield or return.
                                   Because you could lose money by investing in a Fund, be sure to read all risk disclosure carefully before investing.

                                   You should be aware that ISG Funds:

                                   o   Are not bank deposits
                                   o Are not guaranteed, endorsed or insured by any bank, financial institution or government entity such as the Federal Deposit Insurance Corporation
                                    o  Are not guaranteed to achieve their
                                       stated goals


                                   INFORMATION ON EACH FUND'S RECENT STRATEGIES
                                   AND HOLDINGS CAN BE FOUND IN THE CURRENT
                                   ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).

WHO MAY WANT TO
INVEST?
                                   EQUITY FUNDS--These Funds seek capital
                                           appreciation and invest primarily in
                                           equity securities, including common
                                           stocks, preferred stocks and
                                           convertible securities.

                                   Consider investing in these Funds if you are:

                                   o seeking a long-term goal such as retirement

                                   o looking to add a growth component to your
                                     portfolio

                                   o willing to accept higher risks of investing
                                     in the stock markets in exchange for
                                     potentially higher long-term returns

                                   These Funds may not be appropriate if you are:

                                   o pursuing a short-term goal or investing
                                     emergency reserves

                                   o uncomfortable with an investment that will
                                     go up and down in value

                                   FIXED INCOME FUNDS--These Funds seek current
                                                 income and invest primarily in
                                                 fixed income securities, such
                                                 as U.S. Government securities,
                                                 or corporate, bank and
                                                 commercial obligations.

                                   Consider investing in these Funds if you are:

                                   o looking to add a monthly income component
                                      to your portfolio

                                   o seeking higher potential returns than those
                                     offered by money markets

                                   o willing to accept the risks of price and
                                     dividend fluctuations

                                   These Funds may not be appropriate if you are:

                                   o investing emergency reserves

                                   o uncomfortable with an investment that will
                                     go up and down in value

                                   TAX-EXEMPT FIXED INCOME FUND--This Fund seeks
                                                tax-exempt income and
                                               invests primarily in Municipal
                                               Obligations which are exempt from
                                               Federal income tax.

                                   Consider investing in this Fund if you are:

                                   o looking to reduce taxes on investment
                                     income

                                   o seeking monthly tax-exempt dividends

                                   o willing to accept the risks of price and
                                     dividend fluctuations

                                   This Fund may not be appropriate if you are:

                                   o investing through a tax-exempt retirement
                                      plan

                                   o uncomfortable with an investment that will
                                     go up and down in value

OVERVIEW

                                   MONEY MARKET FUNDS--These Funds seek current
                                                 income and liquidity and
                                                 invest primarily in short-term
                                                 securities and will seek to
                                                 maintain a stable price
                                                 of $1.00 per share.

                                   Consider investing in these Funds if you are:

                                   o seeking preservation of capital

                                   o investing short-term reserves

                                   o willing to accept lower potential returns
                                     in exchange for a higher degree of safety

                                   These Funds may not be appropriate if you are:

                                   o seeking high total returns

                                   o pursuing a long-term goal or investing for
                                     retirement

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES

INTERNATIONAL EQUITY FUND
TICKER SYMBOL:
DG CLASS - _____

INVESTMENT OBJECTIVE               The Fund seeks to provide investors with
                                   capital appreciation.

PRINCIPAL INVESTMENT               The Fund invests primarily in equity
 STRATEGIES                        securities of large non-U.S. companies (i.e.,
                                   incorporated or organized outside the United
                                   States).

                                   In choosing stocks for the Fund, the Fund's
                                   Sub-Adviser, Lazard Asset Management, looks for established companies in economically developed countries that it believes are undervalued based on their return on total capital or equity. The Sub-Adviser attempts to identify undervalued securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and the potential to improve profitability.

                                   The Sub-Adviser focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

                                   The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Adviser and Sub-Adviser. Ordinarily, the Fund invests in at least three different foreign countries.

PRINCIPAL INVESTMENT               The Fund's performance will be influenced by
 RISKS                             political, social and economic factors
                                   affecting companies in foreign countries.
                                   Like the stocks of U.S. companies, the
                                   securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S.
                                   companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested.

                                   The Fund expects to invest primarily in the stocks of companies located in developed foreign countries. However, the Fund may invest up to 25% of its assets in companies located, or doing significant business in emerging markets. These countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. As a result, their markets are more volatile, but may provide higher rates of return to investors.

                                   Value stocks involve the risk that they may never reach what the Sub-Adviser believes is their full market value. They also may decline in price, even though in theory they are already underpriced.

PERFORMANCE BAR CHART AND TABLE
The bar chart and                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
table on this page                              CLASS A SHARES
show how the
International Equity
Fund has performed
and how its
performance has                       [CHART TO BE FILED BY AMENDMENT]
varied from year to
year. The bar chart
shows how the
performance of the
Fund's Class A
shares has varied
from year to year.
The table below
compares  the
performance of Class
A shares over time           The bar chart above does not reflect any
to that of the               applicable sales charges which would reduce
Morgan Stanley               returns.
Capital
International                --------------------------------------------------
Europe, Australia,            Best quarter:      Q_          199_    ____%
Far East  ("EAFE")            Worst Quarter:     Q_          199_    ____%
Index, a widely              --------------------------------------------------
recognized,
unmanaged index of
foreign securities
representing  major
non-U.S. stock
markets.  Both the
bar chart and the
table  assume the
reinvestment of
dividends and
distributions.
Class  A shares are
not offered by this
prospectus. However, except
to the extent Class A and DG Class
shares have different expenses,
DG Class shares should have
substantially similar annual
returns to Class A shares since each
class invests in the same portfolio of
securities. Of course, past
performance does not
indicate how the
Fund will perform in the future.

                                        AVERAGE ANNUAL TOTAL RETURNS
                                  (for the periods ended December 31, 1998)

                      Inception     Past       Past 5      Past 10       Since
                      Date          Year       Years       Years      Inception
Class A
(without sales        __/__/__     _____%     _____%       N/A         _____%
charge imposed)

EAFE INDEX                         _____%     _____%       N/A         _____%


FEES AND EXPENSES

As an investor in the           Shareholder
International  Equity           Transaction
Fund, you pay certain           Fees (fees
fees and  expenses,             paid by you                DG CLASS
which are described in          directly)                  SHARES
the  tables.
Shareholder
transaction fees are            Maximum sales
paid from your                  charge (load)
account. Annual  Fund           on purchases               None
operating expenses are
paid out  of Fund
assets, and are
reflected in the
share price.
                         -----------------------------------------------------
                                Maximum deferred
                                sales charge               None
                                (CDSC)

                                Annual Fund
                                Operating Expenses         DG CLASS
                                (fees paid from            SHARES
                                Fund assets)
                         ------------------------------------------------------
                                Management Fee             1.00%
                         ------------------------------------------------------
                                Distribution (12b-1) Fee    .25%
                         ------------------------------------------------------
                                Shareholder                 .15%
                                Services Fee
                         ------------------------------------------------------
                                Other Expenses              ___%
                         ------------------------------------------------------
                                Total Annual Fund
                                Operating                   ___%
                                Expenses
                         -------------------------------------------------------
                                Fee Waiver And
                                Expense                     ___%
                                Reimbursement
                         ------------------------------------------------------
                                Net Expenses(1)             ___%
                         ------------------------------------------------------

--------------
(1) The expenses noted above reflect an agreement by the Adviser to maintain total fund operating expenses for DG Class shares at no more than
     ___% until May 1, 2000, when DG Class shares automatically convert to Class A shares. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that are or were in effect.



EXPENSE EXAMPLE

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 investment
o 5% annual return
o no changes in the Fund's operating expenses

Because actual returns and operating
expenses will be different,
this example is for comparison only.

INTERNATIONAL                      1           3             5           10
EQUITY  FUND                      Year       Years         Years       Years

DG CLASS SHARES                  $____       $____         $____       $____

-----------------------------

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES

SMALL-CAP OPPORTUNITY FUND

TICKER SYMBOL:
DG CLASS - _____

INVESTMENT OBJECTIVE               The Fund seeks to provide investors with
                                   capital appreciation.

PRINCIPAL INVESTMENT               The Fund invests primarily in equity
 STRATEGIES                        securities of U.S. companies with market
                                   capitalizations of less than $1 billion.

                                   In choosing stocks for the Fund, the Fund's
                                   Sub-Adviser, Womack Asset Management, seeks investment opportunities in smaller, well managed U.S. companies whose shares are undervalued relative to the companies' growth potential. The Sub-Adviser employs a fundamental growth-oriented approach with technical analysis to discern potential and risk.

                                   The Sub-Adviser focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach). The Sub-Adviser considers, among other factors:

                                   o  projected earnings growth
                                   o  relative price strength
                                   o  fundamental value
                                   o  trading opportunities

PRINCIPAL INVESTMENT               While stocks and other equity securities have
 RISKS                             historically been a leading choice of
                                   long-term investors, they do fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies.
                                   As a result, you could lose money by
                                   investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.

                                   The Fund invests in small-cap companies which carry additional risks. Smaller companies typically have more limited product lines, markets and financial resources, and have less predictable earnings than larger companies and their securities trade less frequently and in more limited volume than those of larger, more established companies. As a result, small-cap stocks and thus the Fund's shares may fluctuate significantly more in value than larger-cap stocks and funds that focus on them.

                                   Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall inordinately--even if earnings show an absolute increase.

PERFORMANCE BAR CHART AND TABLE

The bar chart and                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
table on this page                               CLASS A SHARES
show how the
Small-Cap Opportunity
Fund has performed
and how its
performance has                         [CHART TO BE FILED BY AMENDMENT]
varied from year to
year. The bar chart
shows how the
performance of the
Fund's Class A
shares has varied
from year to year.
The table below
compares the
performance of Class
A shares over time                  The bar chart above does not reflect any
to that of the                      applicable sales charges which would reduce
Russell 2000 Index, a widely        returns.
recognized,                    ________________________________________________
unmanaged index of                  Best quarter:  Q_          199_   ______%
smaller                             Worst Quarter: Q_          199_   ______%
capitalization                _________________________________________________
common stocks.
Both the bar chart
and the table
assume the
reinvestment of
dividends and
distributions.
Class A shares are
not offered by this
prospectus. However,
except to the extent
Class A and DG Class shares have
different expenses, DG Class
shares should have substantially similar annual returns to Class A shares since each class invests in the same portfolio of securities. Of course, past performance does not indicate how the
Fund will perform in the future.


                                     AVERAGE ANNUAL TOTAL RETURNS
                                  (for the periods ended December 31, 1998)

                      Inception   Past      Past 5       Past 10       Since
                        Date      Year      Years        Years        Inception
Class A
(with 3.50% sales     __/__/__    _____%    _____%        N/A          _____%
charge  imposed)

RUSSELL 2000 INDEX                _____%    _____%        N/A          _____%


FEES AND EXPENSES

As an investor in the       Shareholder
Small-Cap  Opportunity      Transaction
Fund, you pay certain       Fees (fees
fees  and expenses,         paid by you                DG CLASS
which are described in      directly)                  SHARES
the  tables.
Shareholder transaction
fees are  paid from your    Maximum sales
account. Annual Fund        charge (load)
operating expenses are      on purchases                 3.50%(1)
paid out of Fund
assets, and are
reflected in the share
price.                     ----------------------------------------------------
                            Maximum deferred
                             sales charge                None(2)
                             (CDSC)

                             Annual Fund
                             Operating
                             Expenses                    DG CLASS
                             (fees paid from             SHARES
                             Fund assets)
                          -----------------------------------------------------
                              Management Fee              .95%
                          -----------------------------------------------------
                              Distribution (12b-1) Fee    .25%
                          -----------------------------------------------------
                              Shareholder                 .15%
                              Services Fee
                          -----------------------------------------------------
                              Other Expenses             ____%
                          -----------------------------------------------------

                              Total Annual Fund
                              Operating                  ___%
                              Expenses
                          ------------------------------------------------------
                              Fee Waiver And
                              Expense                    ____%
                              Reimbursement
                          ------------------------------------------------------
                              Net Expenses(3)            ____%
                          ------------------------------------------------------

--------

 (1) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. See "Distribution Arrangements."

 (2) Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of up to .50% if sold within one year of purchase. See "Distribution Arrangements."

 (3) The expenses noted above reflect an agreement by the Adviser to maintain total fund operating expenses for DG Class shares at no more than ___% until May 1, 2000, when DG Class shares automatically convert to Class A shares. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that are or were in effect.

EXPENSE EXAMPLE

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 investment
o 5% annual return
o no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.


SMALL-CAP                            1           3             5           10
OPPORTUNITY  FUND                   Year       Years         Years       Years

DG CLASS SHARES                     $____      $____         $____       $____
--------------------------------

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND EXPENSES

LARGE-CAP EQUITY FUND
TICKER SYMBOL:
DG CLASS - _____

INVESTMENT OBJECTIVE               The Fund seeks to provide investors with
                                   long-term capital appreciation and, as a secondary objective, current income.

PRINCIPAL INVESTMENT               The Fund invests primarily in equity
  STRATEGIES                       securities of large U.S. companies with
                                   market capitalizations over $1 billion that the Adviser believes have the potential to provide capital appreciation and growth of income.

                                   In choosing stocks for the Fund, the
                                   Adviser's strategy is to select well managed
                                   U.S. companies that have demonstrated
                                   sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. The Adviser seeks to diversify the Fund's portfolio within the various economic sectors typically comprising, what the Adviser believes to be, the classic growth segments of the U.S. economy: Technology, Consumer Non-Durables, Health Care, Business Equipment and Services, Retail, and Capital Goods.

                                   The Fund invests for long-term growth rather than short-term profits.

PRINCIPAL INVESTMENT               While stocks and other equity securities have
  RISKS                            historically been a leading choice of
                                   long-term investors, they do fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies.
                                   As a result, you could lose money by
                                   investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                   While the Fund's investment in stocks of larger U.S. companies may limit the overall downside risk of the Fund over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

                                   Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall inordinately--even if earnings show an absolute increase.


PERFORMANCE BAR CHART AND TABLE

The bar chart and                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
table on this page                                CLASS A SHARES
show how the
Large-Cap Equity Fund has
performed and how
its performance has
varied from year to                     [CHART TO BE FILED BY AMENDMENT]
year. The bar chart
shows how  the
performance of the
Fund's Class A
shares has varied
from year to year.
The table below
compares the
performance of Class
A shares over time
to that of the S&P                The bar chart above does not reflect any
500(R)Index, a                    applicable sales charges which would
widely recognized,                reduce returns.
unmanaged index of
common  stocks.               _________________________________________________
Both the bar chart             Best quarter:   Q_      199_       ______%
and the table                 Worst quarter    Q_      199_       ______%
assume the                    _________________________________________________
reinvestment of
dividends and
distributions.

Class  A shares are
not offered by this
prospectus.
However, except to
the extent Class A
and DG Class shares
have different
expenses, DG Class
shares should have
substantially
similar annual
returns to Class A
shares since each
class invests in
the same portfolio
of securities.  Of
course, past
performance does not
indicate how the
Fund will perform in the future.

                                    AVERAGE ANNUAL TOTAL RETURNS
                                (for the periods ended December 31, 1998)

                    Inception      Past     Past 5       Past 10         Since
                    Date           Year     Years        Years        Inception
Class A
(with 3.50% sales   __/__/__      _____%    _____%        N/A           _____%
charge imposed)

S&P 500(R) INDEX                  _____%    _____%        N/A           _____%

 FEES AND EXPENSES

As an investor in the                Shareholder
Large-Cap Equity Fund, you pay       Transaction
certain fees and expenses,           Fees (fees
which are described in               paid by you                DG CLASS
the tables.  Shareholder             directly)                  SHARES
transaction fees are paid
from your account.  Annual
Fund operating expenses              Maximum sales
are paid out of Fund                 charge (load)
assets, and are reflected            on purchases               3.50%(1)
in the share price.
                                    -------------------------------------------
                                     Maximum
                                     deferred                   None(2)
                                     sales charge
                                     (CDSC)

                                     Annual Fund
                                     Operating                  DG CLASS
                                     Expenses                   SHARES
                                     (fees paid
                                     from
                                     Fund assets)
                                    -------------------------------------------
                                     Management                 .75%
                                     Fee
                                    -------------------------------------------
                                     Distribution (12b-1) Fee   .25%
                                    -------------------------------------------
                                     Shareholder                .15%
                                     Services Fee
                                    -------------------------------------------
                                     Other                      ____%
                                     Expenses
                                    -------------------------------------------
                                     Total Annual
                                     Fund                       ____%
                                     Operating
                                     Expenses
                                    -------------------------------------------
                                     Fee Waiver
                                     and  Expense
                                     Reimbursement              ____%
                                    -------------------------------------------
                                     Net Expenses3              ____%
                                    -------------------------------------------
---------------

 (1) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. See "Distribution Arrangements."

 (2) Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of up to .50% if sold within one year of purchase. See "Distribution Arrangements."

 (3) The expenses noted above reflect an agreement by the Adviser to maintain total fund operating expenses for DG Class shares at no more than ___% until May 1, 2000, when DG Class shares automatically convert to Class A shares. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that are or were in effect.


EXPENSE EXAMPLE

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 investment
o 5% annual return
o no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

LARGE-CAP EQUITY                     1           3             5           10
FUND                                Year       Years         Years       Years

DG CLASS SHARES                     $____      $____         $____       $____
--------------------------------

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND  EXPENSES
   GOVERNMENT INCOME FUND

TICKER SYMBOL:
DG CLASS - _____

INVESTMENT OBJECTIVE               The Fund seeks to provide investors with
                                   current income.

PRINCIPAL INVESTMENT               The Fund invests primarily in securities
  STRATEGIES                       issued or guaranteed as to payment of
                                   principal and interest by the U.S.
                                   Government, its agencies or
                                   instrumentalities.

                                   The Fund also may enter into repurchase
                                   agreements and, for additional yield, invest in corporate bonds, mortgage-related securities, asset-backed securities and bank obligations.

PRINCIPAL INVESTMENT               Prices of fixed income securities, including
 RISKS                             U.S. Government securities, tend to move
                                   inversely with changes in interest rates.
                                   While a rise in rates may allow the Fund to invest for higher yields, the most immediate effect is usually a drop in the prices of such securities, and therefore in the Fund's share price as well. A security backed by the U.S. Government is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed. As a result, the value of your investment in the Fund will fluctuate and you could lose money by investing in the Fund.

                                   The Fund's investments in corporate bonds also are subject to credit risk, which is the risk that the issuer of the security will fail to make timely payments of interest or principal, or otherwise honor its obligations. Credit risk includes the possibility that any of the Fund's investments will have its credit rating downgraded or will default.

                                   The Fund's share price or yield also could be hurt if the mortgage-related or asset-backed securities in which it has invested are paid off substantially earlier or later than expected.

PERFORMANCE BAR CHART AND TABLE

The bar chart and                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
table on this page                             CLASS A SHARES
show how the
Government Income
Fund has performed
and how its
performance has                         [CHART TO BE FILED BY AMENDMENT]
varied from year to
year. The bar chart
shows how the
performance of the
Fund's Class A
shares has varied
from year to year.
The table below
compares the
performance of Class
A shares over time                The bar chart above does not reflect any
to that of the                    applicable sales charges which would
Lehman Brothers                   reduce returns.
Government/Corporate
Bond Index, a                 ________________________________________________
recognized,                     Best quarter:  Q_    199_    _____%
unmanaged index of              Worst quarter: Q_    199_    _____%
U.S. Government and
investment grade
corporate bonds.
Both the bar chart
and the table assume
the reinvestment of
dividends and
distributions.
Class A shares are
not offered by this
prospectus. However,
except to the extent Class A
and DG Class shares have
different expenses, DG Class
shares should have substantially similar annual returns to Class A shares since each class invests in the same portfolio of securities.
Of course, past performance does not
indicate how the
Fund will perform in the future.


                                          AVERAGE ANNUAL TOTAL RETURNS
                                     (for the periods ended December 31, 1998)

                  Inception     Past       Past 5         Past 10        Since
                   Date         Year       Years          Years        Inception
Class A
(with 2.00% sales  __/__/__     _____%     _____%          N/A          _____%
charge  imposed)

LEHMAN GOV'T/CORP               _____%     _____%          N/A          _____%
BOND INDEX

FEES AND EXPENSES

As an investor in the             Shareholder
Government Income Fund,           Transaction
you pay certain fees and          Fees (fees
expenses, which are               paid by you                      DG CLASS
described in the tables.          directly)                        SHARES
 Shareholder transaction
fees are paid from  your
account. Annual Fund              Maximum sales
operating  expenses are           charge (load)
paid out of Fund assets,          on purchases                     2.00%(1)
and are reflected in the
share price.
                                  ---------------------------------------------
                                  Maximum deferred
                                  sales charge                     None(2)
                                  (CDSC)

                                  Annual Fund
                                  Operating
                                  Expenses                         DG CLASS
                                  (fees paid from                  SHARES
                                  Fund assets)
                                  ---------------------------------------------
                                  Management Fee                   .60%
                                  ---------------------------------------------
                                  Distribution
                                  (12b-1) Fee                      .25%
                                  ---------------------------------------------
                                  Shareholder                      .15%
                                  Services Fee
                                  ---------------------------------------------
                                  Other Expenses                   ____%
                                  ---------------------------------------------
                                  Total Annual Fund
                                  Operating                        ____%
                                  Expenses
                                  ---------------------------------------------
                                  Fee Waiver And
                                  Expense                          ____%
                                  Reimbursement
                                  ---------------------------------------------
                                  Net Expenses(3)                  ____%
                                  ---------------------------------------------
----------------

 (1) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. See "Distribution Arrangements."

 (2) Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of up to .50% if sold within one year of purchase. See "Distribution Arrangements."

 (3) The expenses noted above reflect an agreement by the Adviser to maintain total fund operating expenses for DG Class shares at no more than ___% until May 1, 2000, when DG Class shares automatically convert to Class A shares. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that are or were in effect.


EXPENSE EXAMPLE

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 investment
o 5% annual return
o no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

GOVERNMENT                           1           3             5           10
INCOME  FUND                        Year       Years         Years       Years

DG CLASS SHARES                     $____      $____         $____       $____

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND  EXPENSES

LIMITED TERM U.S. GOVERNMENT FUND
TICKER SYMBOL:
DG CLASS - _____

INVESTMENT OBJECTIVE               The Fund seeks to provide investors with high
                                   current income without assuming undue risk.

PRINCIPAL INVESTMENT               The Fund invests in securities issued or
  STRATEGIES                       guaranteed as to payment of principal and
                                   interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements in respect of such securities.

                                   In choosing U.S. Government securities for the Fund, the Adviser follows a controlled duration strategy which limits how much the Fund's portfolio duration will differ from its benchmark--the Merrill Lynch Government 1 to 5 Year Bond Index. Typically, the Fund will have a portfolio duration between one and four years and a dollar weighted average portfolio life between one and five years, depending on market conditions. Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more it will react to interest rate fluctuations and the greater its long-term risk/return potential.

PRINCIPAL INVESTMENT               Prices of U.S. Government securities tend to
  RISKS                            move inversely with changes in interest
                                   rates. While a rise in rates may allow the Fund to invest for higher yields, the most immediate effect is usually a drop in the prices of such securities, and therefore in the Fund's share price as well. A security backed by the U.S. Government is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed. As a result, the value of your investment in the Fund will fluctuate and you could lose money by investing in the Fund.

PERFORMANCE BAR CHART AND TABLE

The bar chart and                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
table on this page                               CLASS A SHARES
show how the Limited
Term U.S.
Government Fund has
performed and how
its performance has                     [CHART TO BE FILED BY AMENDMENT]
varied from year to
year. The bar chart
shows how the
performance of the
Fund's Class A
shares has varied
from year to year.
The table below
compares the
performance of Class
A shares over time                The bar chart above does not reflect any
to that of the                     applicable sales charges which would
Merrill Lynch 1 to 5               reduce returns.
Year Government
Bond Index, a                  _______________________________________________
recognized,                    Best quarter:   Q_      199_       _____%
unmanaged index of             Worst quarter:  Q_      199_       _____%
short-term U.S.
Government
securities.  Both
the bar chart and
the table assume the
reinvestment of
dividends and
distributions.
Class A shares are
not offered by this
prospectus. However,
except to the extent
Class A and DG Class shares have
different expenses, DG Class
shares should have substantially similar annual returns to Class A shares since each class invests in the same portfolio of securities. Of course, past performance does not indicate how the Fund will perform in the future.

                                        AVERAGE ANNUAL TOTAL RETURNS
                                  (for the periods ended December 31, 1998)

                   Inception      Past        Past 5         Past 10     Since
                    Date          Year        Years          Years     Inception
Class A
(with 2.00% sales  __/__/__      _____%      _____%           N/A        _____%
charge  imposed)

MERRILL LYNCH 1-5                _____%      _____%           N/A        _____%
YEAR GOV'T BOND INDEX


 FEES AND EXPENSES

As an investor in the               Shareholder
Limited Term U.S.                   Transaction
Government Fund, you pay            Fees (fees
certain fees and                    paid by you                      DG CLASS
expenses, which are                 directly)                        SHARES
described in the tables.
Shareholder transaction
fees are paid from  your            Maximum sales
account. Annual Fund                charge (load)
operating expenses are              on purchases                     2.00%(1)
paid out of Fund assets,
and are reflected in the
share price.                       --------------------------------------------
                                    Maximum deferred
                                    sales charge                     None(2)
                                    (CDSC)

                                    Annual Fund
                                    Operating
                                    Expenses                         DG CLASS
                                    (fees paid from                  A SHARES
                                    Fund assets)
                                   --------------------------------------------

                                    Management Fee                   .50%
                                   --------------------------------------------
                                    Distribution
                                    (12b-1) Fee                      .25%
                                   --------------------------------------------
                                    Shareholder                      .15%
                                    Services Fee
                                   --------------------------------------------
                                    Other Expenses                   ____%
                                   --------------------------------------------
                                    Total Annual Fund
                                    Operating                        ____%
                                    Expenses
                                   --------------------------------------------
                                    Fee Waiver And
                                    Expense                          ____%
                                    Reimbursement
                                   --------------------------------------------
                                    Net Expenses(3)                  ____%
                                   --------------------------------------------
--------------------

(1) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. See "Distribution Arrangements."

(2) Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of up to .50% if sold within one year of purchase. See "Distribution Arrangements."

(3) The expenses noted above reflect an agreement by the Adviser to maintain total fund operating expenses for DG Class shares at no more than ___% until May 1, 2000, when DG Class shares automatically convert to Class A shares. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that are or were in effect.


EXPENSE EXAMPLE

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 investment
o 5% annual return
o no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different,

LIMITED TERM                         1           3             5           10
U.S.  GOVERNMENT                    Year       Years         Years       Years
FUND                               $____       $____         $____       $____

DG CLASS SHARES
--------------------------------

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND  EXPENSES

MUNICIPAL INCOME FUND
TICKER SYMBOL:
DG CLASS - _____

INVESTMENT OBJECTIVE               The Fund seeks to provide investors with
                                   current income exempt from Federal income tax.

PRINCIPAL INVESTMENT               The Fund normally invests substantially all
 STRATEGIES                        of its assets in municipal obligations, the
                                   interest from which is exempt from Federal income tax. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities. They typically are divided into two types:

                                   o GENERAL OBLIGATION BONDS, which are secured
                                     by the full faith and credit of the issuer and its taxing power

                                   o REVENUE BONDS, which are payable from the
                                     revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

                                   The Fund invests in investment grade
                                   municipal obligations or the unrated
                                   equivalent as determined by the Adviser. The
                                   Adviser evaluates municipal obligations based on credit quality, financial outlook and yield potential, and seeks to diversify the Fund's investments across several different states, sectors and issuers.

PRINCIPAL INVESTMENT               The Fund's investments in municipal
  RISKS                            obligations will be subject primarily to
                                   interest rate and credit risk.

                                   Prices of municipal obligations tend to move inversely with changes in interest rates. While a rise in rates may allow the Fund to invest for higher yields, the most immediate effect is usually a drop in the prices of such securities, and therefore in the Fund's share price as well. As a result, the value of your investment in the Fund will fluctuate and you could lose money by investing in the Fund.

                                   The Fund's investments also are subject to credit risk, which is the risk that the issuer of the security will fail to make timely payments of interest or principal, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Fund's investments will have its credit rating downgraded or will default.

                                   Although the Fund's objective is to generate income exempt from Federal income tax, interest from some of the Fund's holdings may be subject to the Federal alternative minimum tax.

PERFORMANCE BAR CHART AND TABLE

The bar chart and                YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
table on this page                           CLASS A SHARES
show how the
Municipal Income
Fund has performed
and how its
performance has                       [CHART TO BE FILED BY AMENDMENT]
varied from year to
year.  The bar chart
shows how  the
performance of the
Fund's Class A
shares has varied
from year to year.
The table below
compares the
performance of Class
A shares over time          The bar chart above does not reflect any
to that of the              applicable sales charges which would
Lehman Brothers             reduce returns.
Municipal Bond
Index, a                   ____________________________________________________
recognized,                Best quarter:    Q_     199_        _____%
unmanaged index of         Worst quarter:   Q_     199_        _____%
investment grade
municipal
obligations.  Both
the bar chart and
the table assume the
reinvestment of
dividends and
distributions.
Class A shares are
not offered by this
prospectus.
However, except to
the extent Class A
and DG Class shares
have different
expenses, DG Class
shares should have
substantially
similar annual
returns to Class A
shares since each
class invests in
the same portfolio
of securities.  Of
course, past
performance does not
indicate how the
Fund will perform in
the future.


                                       AVERAGE ANNUAL TOTAL RETURNS
                                  (for the periods ended December 31, 1998)

                  Inception     Past      Past 5        Past 10          Since
                   Date         Year      Years         Years          Inception
Class A
(with 2.00% sales  __/__/__    _____%     _____%         N/A            _____%
charge  imposed)

LEHMAN MUNICIPAL               _____%     _____%         N/A            _____%
BOND INDEX

FEES AND EXPENSES

As an investor in the             Shareholder
Municipal Income Fund,            Transaction
you pay certain fees and          Fees (fees
expenses, which are               paid by you                    DG CLASS
described in the tables.          directly)                      SHARES
Shareholder transaction
fees are paid from your
account.  Annual Fund             Maximum sales
operating expenses are            charge (load)
paid out of Fund assets,          on purchases                   2.00%(1)
and are reflected in the
share price.                     ----------------------------------------------
                                  Maximum
                                  deferred                       None(2)
                                  sales charge
                                  (CDSC)

                                  Annual Fund
                                  Operating                      DG CLASS
                                  Expenses                       SHARES
                                  (fees paid from
                                  Fund assets)
                                  ---------------------------------------------
                                  Management Fee                 .60%
                                  ---------------------------------------------
                                  Distribution
                                  (12b-1) Fee                    .25%
                                  ---------------------------------------------
                                  Shareholder                    .15%
                                  Services Fee
                                  ---------------------------------------------
                                  Other Expenses                 ____%
                                  ---------------------------------------------
                                  Total Annual
                                  Fund                           ____%
                                  Operating
                                  Expenses
                                  ---------------------------------------------
                                  Fee Waiver And
                                  Expense                        ____%
                                  Reimbursement
                                  ---------------------------------------------
                                  Net Expenses(3)                ____%
                                  ---------------------------------------------

(1) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. See "Distribution Arrangements."

(2) Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of up to .50% if sold within one year of purchase. See "Distribution Arrangements."

(3) The expenses noted above reflect an agreement by the Adviser to maintain total fund operating expenses for DG Class shares at no more than ___% until May 1, 2000, when DG Class shares automatically convert to Class A shares. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that are or were in effect.



EXPENSE EXAMPLE

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 investment
o 5% annual return
o no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

MUNICIPAL INCOME                     1           3             5           10
FUND                                Year       Years         Years       Years

DG CLASS SHARES                     $____      $____         $____       $____

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND  EXPENSES

PRIME MONEY MARKET FUND
TICKER SYMBOL:
DG CLASS - _____

INVESTMENT OBJECTIVE               The Fund seeks to provide investors with as
                                   high a level of current income as is
                                   consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT               The Fund invests in a diversified portfolio
 STRATEGIES                        of high-quality, short-term U.S.
                                   dollar-denominated debt securities, including the following:

                                   o obligations issued or guaranteed by the
                                     U.S. Government or its agencies or
                                     instrumentalities

                                   o certificates of deposit, time deposits,
                                     bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

                                   o domestic and foreign commercial paper and
                                     other short-term corporate debt
                                     obligations, including those with floating or variable rates of interest

                                   o obligations issued or guaranteed by one or
                                     more foreign governments or their agencies or instrumentalities, including obligations of supranational entities

                                   o asset-backed securities

                                   o repurchase agreements collateralized by the
                                     types of securities listed above

                                   The Fund buys and sells securities based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser evaluates Fund investments based on credit analysis and the interest rate outlook.

                                   The Fund normally will invest at least 25% of its total assets in domestic or foreign bank obligations.

PRINCIPAL INVESTMENT               Although the Fund seeks to preserve the
 RISKS                             value of your investment at $1.00 per share,
                                   it is possible to lose money by investing in the Fund.

                                   The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments in debt securities.

                                   The Fund's investments also are subject to credit risk, which is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Fund's investments will have its credit rating downgraded or will default.

PERFORMANCE BAR CHART AND TABLE

The bar chart and                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
table on this page                             CLASS A SHARES
show how the Prime
Money Market Fund
has performed and
how its performance
has varied from year                    [CHART TO BE FILED BY AMENDMENT]
to year. The bar
chart shows how the
performance of the
Fund's Class A
shares has varied
from year to year.
Both the bar chart              _______________________________________________
and the table                    Best quarter:  Q_     199_    _____%
assume the                       Worst quarter: Q_     199_    _____%
reinvestment of
dividends and
distributions.
Class  A shares are
not offered by this
prospectus. However, except
to the extent Class A and DG
Class shares have
different expenses, DG Class
shares should have substantially similar annual returns to Class A shares since each class invests in the same portfolio of securities. Of course, past performance does not indicate how the
Fund will perform in the future.


                               AVERAGE ANNUAL TOTAL RETURNS
                            (for the periods ended December 31, 1998)

               Inception      Past        Past 5        Past 10         Since
               Date           Year        Years         Years         Inception
Class A     __/__/__          _____%      _____%         N/A            _____%



As of December 31, 1998, the Fund's 7-day yield was ___%. Without fee waivers and expense reimbursements, the Fund's yield would have been ___% for this time period. For current yield information on the Fund, call 1-800-852-0045. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.


FEES AND EXPENSES

As an investor in the            Shareholder
Prime Money  Market              Transaction
Fund, you pay certain            Fees (fees
fees and expenses,              paid by you                   DG CLASS
which are described in           directly)                     SHARES
the tables.
Shareholder transaction
fees are paid from your         Maximum sales
account. Annual Fund             charge (load)
operating expenses are           on purchases                  None
paid out of Fund
assets, and are
reflected in the share
price.                          -----------------------------------------------
                                 Maximum
                                 deferred                      None
                                 sales charge
                                 (CDSC)

                                 Annual Fund
                                 Operating                     DG CLASS
                                 Expenses                      SHARES
                                 (fees paid from
                                 Fund assets)
                                 ----------------------------------------------
                                 Management Fee                .25%
                                 ----------------------------------------------
                                 Distribution                  None
                                 (12b-1) Fee
                                 ----------------------------------------------
                                 Shareholder                   .25%
                                 Services Fee
                                 ----------------------------------------------
                                 Other Expenses                ____%
                                 ----------------------------------------------
                                 Total Annual
                                 Fund                          ____%
                                 Operating
                                 Expenses
                                 ----------------------------------------------
                                 Fee Waiver And
                                 Expense                       ____%
                                 Reimbursement
                                 ----------------------------------------------
                                 Net Expenses(1)               ____%
                                 ----------------------------------------------

(1) The expenses noted above reflect an agreement by the Adviser to maintain total fund operating expenses for DG Class shares at no more than ___% until May 1, 2000, when DG Class shares automatically convert to Class A shares. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that are or were in effect.


EXPENSE EXAMPLE

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 investment
o 5% annual return
o no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different,

PRIME MONEY                          1           3             5           10
MARKET FUND                         Year       Years         Years       Years

DG CLASS SHARES                     $____      $____         $____       $____

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND  EXPENSES
   TREASURY MONEY MARKET FUND

TICKER SYMBOL:
DG CLASS - _____

INVESTMENT OBJECTIVE               The Fund seeks to provide investors with as
                                   high a level of current income as is
                                   consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT               The Fund invests primarily in U.S. Treasury
 STRATEGIES                        securities and repurchase agreements in
                                   respect thereof. The Fund may invest up to 35% of its assets in other securities guaranteed as to principal and interest by the U.S. Government and repurchase agreements in respect thereof.

                                   The income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not Federal, income taxes. Dividends and distributions attributable to income from repurchase agreements may be subject to state and local taxes.

                                   The Fund invests based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally evaluates investments based on interest rate sensitivity.

PRINCIPAL INVESTMENT               Although the Fund seeks to preserve the value
  RISKS                            of your investment at $1.00 per share, it is
                                   possible to lose money by investing in the Fund. The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments.

                                   A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed.

PERFORMANCE BAR CHART AND TABLE

The bar chart and                YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
table on this page                             CLASS A SHARES
show how the
Treasury Money
Market Fund has
performed and how
its performance has                   [CHART TO BE FILED BY AMENDMENT]
varied from year to
year. The bar chart
shows how the
performance of the
Fund's Class A
shares has varied
from year to year.         ___________________________________________________
Both the bar chart         Best quarter:    Q_        199_      ______%
and the table assume       Worst quarter:   Q_        199_      ______%
the reinvestment of
dividends and
distributions.
Class A shares are
not offered by this
prospectus.
However, except to
the extent Class A
and DG Class shares
have different
expenses, DG Class
shares should have
substantially
similar annual
returns to Class A
shares since each
class invests in
the same portfolio
of securities.  Of
course, past
performance does not
indicate how the
Fund will perform in the future.


                                   AVERAGE ANNUAL TOTAL RETURNS
                                (for the periods ended December 31, 1998)

               Inception       Past        Past 5          Past 10       Since
               Date            Year        Years           Years      Inception

Class A     __/__/__          _____%       _____%           N/A          _____%


As of December 31, 1998, the Fund's 7-day yield was ___%. Without fee waivers and expense reimbursements, the Fund's yield would have been ___% for this time period. For current yield information on the Fund, call 1-800-852-0045. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FEES AND EXPENSES

As an investor in the          Shareholder
Treasury Money  Market         Transaction
Fund, you pay certain          Fees (fees
fees and expenses,            paid by you                     DG CLASS
which are described in         directly)                       SHARES
the  tables.
Shareholder transaction
fees are paid from your        Maximum sales
account. Annual Fund           charge (load)
operating expenses are         on purchases                    None
paid out of Fund
assets, and are
reflected in the share
price.                       --------------------------------------------------
                               Maximum deferred
                               sales charge                    None
                               (CDSC)

                               Annual Fund
                               Operating
                               Expenses                        DG CLASS
                               (fees paid from                 SHARES
                               Fund assets)
                               ------------------------------------------------
                               Management Fee                  .25%
                               ------------------------------------------------
                               Distribution                    None
                               (12b-1) Fee
                               ------------------------------------------------
                               Shareholder                     .25%
                               Services Fee
                               ------------------------------------------------
                               Other Expenses                  ____%
                               ------------------------------------------------
                               Total Annual Fund
                               Operating                       ____%
                               Expenses
                               ------------------------------------------------
                               Fee Waiver And
                               Expense                         ____%
                               Reimbursement
                               ------------------------------------------------
                               Net Expenses(1)                 ____%
                               ------------------------------------------------

(1) The expenses noted above reflect an agreement by the Adviser to maintain total fund operating expenses for DG Class shares at no more than ___% until May 1, 2000, when DG Class shares automatically convert to Class A shares. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that are or were in effect.


EXPENSE EXAMPLE

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o $10,000 investment
o 5% annual return
o redemption at the end of each period
o no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

TREASURY MONEY                       1           3             5           10
MARKET  FUND                        Year       Years         Years       Years

DG CLASS SHARES                     $____      $____         $____       $____

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

EQUITY FUNDS

INTERNATIONAL EQUITY FUND--The Fund will invest at least 65% of its total assets in equity securities of non-United States companies (i.e., incorporated or organized outside the United States). Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within not less than three different countries (not including the United States).

The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Adviser. In addition, the Fund may have substantial investments in American and Global Depositary Receipts and in convertible bonds and other convertible securities.

The Fund may engage in foreign currency transactions to hedge the Fund's portfolio or increase returns. The Fund's success in these transactions will depend principally on the Sub-Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

The Fund also may engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it later in the market. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

SMALL-CAP OPPORTUNITY FUND--The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser.

LARGE-CAP EQUITY FUND--The Fund will invest at least 70% of its total assets in equity securities. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser.

APPLICABLE TO ALL EQUITY FUNDS--Under adverse market conditions, each Equity Fund may invest some or all of its assets in money market instruments. Although the Fund would do this only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

Each Equity Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests.

Each Equity Fund may invest some assets in derivative securities, such as options and futures. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

Each Equity Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches it agreement with the Fund.

FIXED INCOME FUNDS

APPLICABLE TO EACH FIXED INCOME FUND--Each Fixed Income Fund will invest at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements in respect of such securities.

Each Fixed Income Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests.

Each Fixed Income Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund.

TAX-EXEMPT FIXED INCOME FUND

MUNICIPAL INCOME FUND--The Fund will invest, as a fundamental policy, at least 80% of its net assets (except when maintaining a temporary defensive position) in municipal obligations.

The Fund may invest in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on certain industrial development bonds, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. The Fund may invest without limitation in such municipal obligations if the Adviser determines that their purchase is consistent with the Fund's investment objective.

From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Adviser. Except for temporary defensive purposes, at no time will more than 20% of the Fund's net assets be invested in taxable money market instruments.

Each Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests.

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement the Fund.

MONEY MARKET FUNDS

PRIME MONEY MARKET FUND--The Fund will invest in U.S. dollar denominated short-term money market obligations.

As a money market fund, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. Generally, the Fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by the Adviser. The remainder may be invested in securities with the second highest credit rating. In addition, the Fund must do the following:

           o maintain an average dollar weighted portfolio maturity of 90 days or less

           o buy individual securities that have remaining maturities of 397 days or less

           o  buy only high quality U.S. dollar denominated obligations

The Fund usually invests at least 25% of its assets in domestic and/or U.S. dollar denominated foreign bank obligations. Thus, it will have correspondingly greater exposure to the risks generally associated with investments in the banking industry. Sustained increases in interest rates, for example, can adversely affect the availability and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the bank's exposure to credit losses. In addition, economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions will affect the Fund's return. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

Since the Fund may invest in U.S. dollar denominated securities issued by foreign issuers, such as foreign governments, foreign banks and foreign subsidiaries or branches of domestic banks, it may be subject to additional investment risk with respect to those securities which are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Foreign issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect such investments.

TREASURY MONEY MARKET FUND--The Fund will invest, as a fundamental policy, at least 65% of its total assets in U.S. Treasury securities and repurchase agreements in respect thereof. The remainder of its assets may be invested in other securities guaranteed as to principal and interest by the U.S. Government and repurchase agreements in respect thereof.

The Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States.

Like the Prime Money Market Fund, the Fund is a money market fund subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. The Fund must do the following:

         o maintain an average dollar weighted portfolio maturity of 90 days or less

         o buy individual securities that have remaining maturities of 397 days or less

APPLICABLE TO EACH MONEY MARKET FUND--Each Money Market Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches its agreement with the Fund.

Each Money Market Fund may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

The Money Market Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. Each Money Market Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, and for the Prime Money Market Fund the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

APPLICABLE TO ALL FUNDS

YEAR 2000 RISK--Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser or a Sub-Adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect the companies or other issuers in which the Funds invest where, for example, such entities incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

The Adviser, the Sub-Advisers and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have assured the Funds that they have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. The Adviser, the Sub-Advisers and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing Year 2000 issues.

While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser, the Sub-Advisers or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Adviser, the Sub-Advisers and the Funds' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Funds. If any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

FUND MANAGEMENT

INVESTMENT ADVISERS

First American National Bank, located at First American Center, 315 Deaderick Street, Nashville, Tennessee 37237, serves as each Fund's investment adviser. The Adviser is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. First American National Bank, and its affiliates, provide personal trust, estate, employee benefit trust, corporate trust and custody services to over 7,000 accounts, as well as investment advisory services. The Adviser, and its affiliates, as of December 31, 1998, had approximately $10 billion under trust and approximately $6 billion under management. On May 1, 1998, Deposit Guaranty Corp., located in Jackson, Mississippi, merged with and into First American Corporation.

Lazard Asset Management, located at 30 Rockefeller Plaza, New York, New York 10112, serves as the sub-investment adviser to the International Equity Fund. Lazard Asset Management, a division of Lazard Freres & Co. LLC, which is a New York limited liability company, provides investment management services to client discretionary accounts with assets totaling approximately $71 billion as of December 31, 1998.

Womack Asset Management, Inc., located at 1667 Lelia Drive, Suite 101, Jackson, Mississippi 39216, serves as the sub-investment adviser to the Small-Cap Opportunity Fund. Womack Asset Management provides investment management services to client discretionary accounts totaling approximately $500 million as of December 31, 1998. The table below shows the investment advisory fee rate paid to the Adviser by the relevant Fund for the fiscal year ended December 31, 1998.


NAME OF FUND                                         ANNUAL RATE

International Equity Fund                                -%
Small-Cap Opportunity Fund                               -%
Large-Cap Equity Fund                                    -%
Government Income Fund                                   -%
Limited Term U.S. Government Fund                        -%
Municipal Income Fund                                    -%
Prime Money Market Fund                                  -%
Treasury Money Market Fund                               -%


PRIMARY PORTFOLIO MANAGERS

The primary portfolio manager for each Fund, other than the Money Market Funds, is as follows:

INTERNATIONAL EQUITY FUND--Herbert W. Gullquist and John R. Reinsberg. Messrs. Gullquist and Reinsberg have been the International Equity Fund's primary portfolio managers since its inception, and have been Managing Directors of Lazard for over five years.

SMALL-CAP OPPORTUNITY FUND--William A. Womack. He has been the Small-Cap Opportunity Fund's primary portfolio manager since its inception. Mr. Womack formed Womack Management in February 1997. For more than 12 years prior thereto, he was a Senior Vice President and Trust Investment Officer of Deposit Guaranty National Bank.

LARGE-CAP EQUITY FUND--Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large-Cap Equity Fund's primary portfolio manager since its inception, and has been employed by the Adviser since May 1998. Since 1978, he was employed by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Adviser.

GOVERNMENT INCOME FUND--John Mark McKenzie. He has been the Government Income Fund's primary portfolio manager since its inception and has been employed by the Adviser since May 1998. Since 1984, he was employed by Deposit Guaranty National Bank.

LIMITED TERM U.S. GOVERNMENT FUND--Donald F. Turk. He has been the Limited Term U.S. Government Fund's primary portfolio manager since its inception and has been a Trust Officer of the Adviser since 1980.

MUNICIPAL INCOME FUND--Sharon S. Brown and John Mark McKenzie. Ms. Brown and Mr. McKenzie have been the Municipal Income Fund's primary portfolio managers since its inception. Ms. Brown has been a Trust Officer of the Adviser since 1988. Mr. McKenzie has been employed by the Adviser since May 1998 and by Deposit Guaranty National Bank since 1984.

ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Ohio, Inc. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

SHAREHOLDER INFORMATION

DG Class shares are offered only to investors who acquired Fund shares in connection with the reorganization of a corresponding DG Investor Series fund.

Other classes of shares--Institutional Shares, Class A Shares and Class B Shares--are offered by a separate prospectus and are not offered hereby. The DG Class shares, Institutional shares, Class A shares and Class B shares are identical, except as to the services offered to each Class and the expenses borne by each Class which may affect performance. Investors desiring to obtain information about Institutional shares, Class A shares and Class B shares should ask their sales representative or call _______________.

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV of each class is calculated by adding the total value of the Fund's investments and other assets attributable to such class, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the class:


NAV =

TOTAL ASSETS - LIABILITIES
Number of Class Shares
Outstanding

You can find each Fund's NAV daily in THE WALL STREET JOURNAL and other newspapers.

MONEY MARKET FUNDS

Each Money Market Fund's per share net asset value (NAV) is determined and its shares are priced at 2:00 p.m. Eastern time on each day the New York Stock Exchange is open, except Columbus Day and Veterans' Day.

OTHER FUNDS

Per share net asset value (NAV) for each non-Money Market Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, on days the Exchange is open, except Columbus Day and Veterans' Day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. o

Each Money Market Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. Each other Fund's investments are valued each business day generally by using available market quotations or at fair value which may be determined by one or more pricing services approved by the Board of Directors. Each pricing service's procedures are reviewed under the general supervision of the Board of Directors. For further information regarding the methods employed in valuing the Funds' investments, see the Statement of Additional Information.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

You may purchase DG Class shares through a number of institutions, including the Adviser and its affiliates, directly from the Distributor, or through banks, brokers and other investment representatives. Certain investment representatives may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders in a timely manner and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

                                  MINIMUM INVESTMENT
ACCOUNT TYPE               INITIAL                 SUBSEQUENT

Regular
(non-retirement)           $1,000                  $100
Retirement (IRA)           $  100                  $ 50
Automatic Investment       $  250                  $ 25
Plan

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive the minimum purchase requirements and may reject any purchase order in whole or in part.


                           Avoid 31% Tax Withholding
A Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

SHAREHOLDER INFORMATION

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT


If purchasing through an investment representative, simply tell your representative that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

BY REGULAR MAIL

Initial Investment:
1 Carefully read and complete the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2    Make check, bank draft or money order payable to "ISG Funds [name of
     Fund]."
3    Mail to:   ISG Funds, c/o BISYS Fund Services, Dept. L-1686,
                Columbus, Ohio 43260-1686.

Subsequent Investment:
1    Use the investment slip attached to your account statement.
     Or, if unavailable,
2    Include the following information on a piece of paper:
     o   ISG Funds/Fund name
     o   Share class
     o   Amount invested
     o   Account name
     o   Account number
     Include your account number on your check.

3    Mail to:   ISG Funds, c/o BISYS Fund Services, Dept. L-1686,
                Columbus, Ohio 43260-1686.

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
Send to:  ISG Funds,
c/o BISYS Funds Services,
Attn:  T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-000-0000. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-000-0000 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED


                                            ELECTRONIC VS. WIRE TRANSFER

                                            Wire transfers allow financial
                                            institutions to send funds to each
                                            other, almost instantaneously. With
                                            an electronic purchase or sale, the
                                            transaction is made through the
                                            Automated Clearing House (ACH) and
                                            may take up to eight days to clear.
                                            There is generally no fee for ACH
                                            transactions.


BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed account application, along with a request for a confirmation number to 1-800-000-0000. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
Name of Bank
Routing Number:  ABA #000000
DDA#
Include:
Your name
Your confirmation number
After instructing your bank to wire the funds, call
1-800-000-0000 to advise us of the amount being transferred and the name of your bank

You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days' notice.

SHAREHOLDER INFORMATION

AUTOMATIC INVESTMENT PLAN                 Directed Dividend Option

You can make automatic investments        By selecting the appropriate box in
in the Funds from your  bank              the account application, you can elect
account, through payroll deduction        to receive your
or from your federal  employment,         distributions (capital
Social Security or other regular          gains and dividends)
government  checks.  Automatic            in cash (check) or have them
investments can be as little as           reinvested in another ISG Fund
$25, once  you've invested the            without a sales charge.  You must
$250 minimum required to open the         maintain the minimum balance in each
account.                                  Fund into which you plan to reinvest
                                          distributions or the reinvestment
To invest regularly from your bank        will be suspended and your
account:                                  distributions paid to you.  The Fund
   Complete the Automatic Investment      may modify or terminate this
   Plan portion on  to reinvest           reinvestment option without notice.
   your Account Application.              You can change or terminate your
   Make sure you note:                    participation in the reinvestment
 o  Your bank name, address and           option at any time.
    account number
 o  The amount you wish to invest
    automatically (minimum $25)
 o  How often you want to invest
    (every month, 4 times a
    year, twice a year or once a
    year)
 o  Attach a voided personal check.

To invest regularly from your
paycheck or government check:
Call 1-800-000-0000 for an
enrollment form.

-------------------------------------------------------------------------------
AUTOMATICALLY THROUGH "SWEEP" PROGRAMS--MONEY MARKET FUNDs ONLY--Certain investor accounts may be eligible for an automatic investment privilege, commonly called a "sweep," under which amounts in excess of a certain minimum held in these accounts will be invested automatically in shares of either Money Market Fund at predetermined intervals at the next determined NAV. Investors desiring to use this privilege should consult their investment representative to determine if it is available and whether any conditions are imposed on its use.

SHAREHOLDER INFORMATION


SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES

If you are selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone                            1. Call 1-800-000-0000 with
(UNLESS YOU HAVE                        instructions as to how you wish to
DECLINED  TELEPHONE                     receive your funds (mail, wire,
SALES PRIVILEGES)                       electronic transfer). (See  "General
                                        Policies on Selling Shares--Verifying
                                        Telephone  Redemptions" below)
-------------------------------------------------------------------------------
By mail                                 1. Call 1-800-000-0000 to request
                                        redemption forms or write a  letter of
                                        instruction indicating:
                                        o your Fund and account number
                                        o amount you wish to redeem
                                        o address where your check should be
                                        sent
                                        o account owner signature
                                        2. Mail to:
                                        ISG Funds
                                        c/o BISYS Fund Services, Inc.
                                        Department L -1686
                                        Columbus, OH 43260-1686
-------------------------------------------------------------------------------
By overnight service                    See instruction 1 above.
(See "General                           2. Send to
Policies on  Selling                    ISG Funds
Shares--Redemptions                      c/o BISYS Fund Services, Inc.
in Writing Required"                    Attn: T.A. Operations
below)                                  3435 Stelzer Road
                                        Columbus, OH 43219

SHAREHOLDER INFORMATION

Wire transfer                           Call 1-800-852-0045 to request a wire
YOU MUST INDICATE                       transfer.
THIS OPTION ON YOUR
APPLICATION.                            If you call by 4 p.m. Eastern time,
                                        your payment will normally  be wired
                                        to your bank on the next business day.
The Fund may charge
a wire  transfer fee.
Note: Your financial
institution  may
also charge a
separate fee.

-------------------------------------------------------------------------------
Electronic                              Call 1-800-852-0045 to request an
Redemptions                             electronic redemption.

Your bank must participate in           If you call by 4 p.m. Eastern time, the
the Automated Clearing House            NAV of your shares will normally be
(ACH) and must be a U.S.                determined on the same day and the
bank.                                   proceeds credited within 8 days.

Your bank may charge for this service.


SYSTEMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature: o Make sure you've checked the appropriate box on the account application.  Or call 1-800-852-0045.
o    Include a voided personal check.
o    Your account must have a value of $5,000 or more to start withdrawals.
o If the value of your account falls below $_____, you may be asked to add sufficient funds to bring the account back to $_____, or the Fund may close your account and mail the proceeds to you.

SHAREHOLDER INFORMATION

REDEMPTION BY CHECK WRITING - MONEY MARKET FUNDS

You may write up to _____ checks a month in amounts of $ _____ or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance of ($_____) and you may not close your Money Market Fund account by writing a check.


GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee which include each of the following.
      o Redemptions over $10,000
      o Your account registration or the name(s) in your account has changed within the last 15 days o The check is not being mailed to the address on your account o The check is not being made payable to the owner of the account
     o The redemption proceeds are being transferred to another Fund account with a different registration.

      A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

SHAREHOLDER INFORMATION

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 45 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and distribution fees you will pay as an investor in DG Class shares and ways to qualify for reduced sales charges.

CALCULATION OF SALES CHARGES

DG CLASS SHARES

DG Class shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions. DG Class shares of the International Equity Fund and each Money Market Fund are sold at their NAV.

The current sales charge rates are as follows:

FOR THE LARGE-CAP EQUITY FUND AND SMALL-CAP OPPORTUNITY FUND

                                SALES CHARGE              SALES CHARGE
                                 AS A % OF                 AS A % OF
 YOUR INVESTMENT                OFFERING                    YOUR
                                 PRICE                  INVESTMENT
-------------------------------------------------------------------------------
Up to $99,999                     3.50%                     3.63%
-------------------------------------------------------------------------------
$100,000 up to $249,999           3.00%                     3.09%
-------------------------------------------------------------------------------
$250,000 up to $499,999           2.50%                     2.56%
-------------------------------------------------------------------------------
$500,000 up to $999,999           1.00%                     1.01%
-------------------------------------------------------------------------------
$1,000,000 and above1             0.00%                     0.00%
-------------------------------------------------------------------------------

FOR THE FIXED INCOME FUNDS AND TAX-EXEMPT FIXED INCOME FUND

                               SALES CHARGE              SALES CHARGE
                                AS A % OF                 AS A % OF
YOUR INVESTMENT                 OFFERING                    YOUR
                                 PRICE                   INVESTMENT
-------------------------------------------------------------------------------
Up to $99,999                     2.00%                     2.04%
-------------------------------------------------------------------------------
$100,000 up to $249,999           1.75%                     1.78%
-------------------------------------------------------------------------------
$250,000 up to $499,999           1.50%                     1.52%
-------------------------------------------------------------------------------
$500,000 up to $999,999           1.00%                     1.01%
-------------------------------------------------------------------------------
$1,000,000 and above1             0.00%                     0.00%
-------------------------------------------------------------------------------

--------
 1 There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of 0.50% will be charged at the time of redemption of DG Class shares purchased without an initial sales charge as part of an investment of at least $1 million (0.25% will be assessed on purchases over $2,000,000) and redeemed within one year of purchase. This charge will be based on the lower of your cost for the shares or the shares' NAV at the time of redemption. There is no CDSC on reinvested distributions. The Distributor may pay financial representatives an amount up to 0.50% of the net asset value of DG Class shares purchased by their clients that are subject to a CDSC.

SHAREHOLDER INFORMATION

CONVERSION FEATURE
o DG Class shares automatically convert to Class A shares of the same Fund on May 1, 2000.
o After conversion, your shares will be subject to the distribution and shareholder servicing fees charged on Class A shares which are the same as those chargeable DG Class shares.
o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
o The dollar value of Class A shares you receive will equal the dollar value of the DG Class shares converted.

SHAREHOLDER INFORMATION

SALES CHARGE REDUCTIONS
Reduced sales charges for DG Class shares are available to shareholders with investments of $100,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

o Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

o Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

SALES CHARGE WAIVERS

CLASS A SHARES
The following qualify for waivers or reductions of sales charges:

o Shares purchased by investment representatives through fee-based investment products or accounts.

o Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a sales charge for those shares, to the extent of such charge.

o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any ISG Fund.

o Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

o Shares purchased by full-time employees (and their family members) of the Adviser or the Administrator; current and retired directors of the Adviser or any of its affiliates; current and retired Fund directors; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

REINSTATEMENT PRIVILEGE
If you have sold DG Class shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

SHAREHOLDER INFORMATION

DISTRIBUTION (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares. Because 12b-1 fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

o DG Class shares (other than the Money Market Funds) pay a 12b-1 fee of .25% of the average daily net assets represented by DG Class shares of the Fund.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

SHAREHOLDER INFORMATION


EXCHANGING YOUR SHARES

INSTRUCTIONS FOR EXCHANGING SHARES

You can exchange your shares in one Fund for shares of the same class of another ISG Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Exchanges may be made by sending a written request to ISG Funds, P.O. Box 0000, Columbus OH 43219, or by calling 1-800-852-0045. Please provide the following information:
     o Your name and telephone number
     o The exact name on your account and account number
     o Taxpayer identification number (usually your Social Security number)
     o Dollar value or number of shares to be exchanged
     o The name of the Fund from which the exchange is to be made
     o The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to _____ exchanges within a _____ period.

AUTOMATIC EXCHANGES

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the Money Market Funds. To participate in the Automatic Exchange:
o    Complete the appropriate section of the Account Application.
o Keep a minimum of $10,000 in the Money Market Fund and $1,000 in the Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to ISG Funds, P.O.
Box 0000, Columbus, Ohio 43218-2733.

NOTES ON EXCHANGES
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon 60 days' notice to shareholders.

Be sure to read the prospectus carefully of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

All dividends and distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Each share class will generate a different dividend because each has different expenses. Capital gains, if any, are distributed at least annually.

Each Fund usually pays its shareholders dividends from its net investment income as follows:

MONTHLY                                QUARTERLY                      ANNUALLY
o Government Income Fund               o Large-Cap Equity Fund        o International Equity Fund
o Limited Term U.S. Government Fund    o Small-Cap Opportunity Fund
o Municipal Income Fund
o Treasury Money Market Fund
o Prime Money Market Fund


Dividends paid by a Fund (other than a tax-exempt fund) are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or tax-advantaged account). The Municipal Income Fund anticipates that, under normal market conditions, substantially all of its income dividends will be exempt from Federal personal income taxes. However, any dividends from taxable investments are taxable as ordinary income.

An exchange of shares is considered a sale, and any related gains may subject to applicable taxes.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for Federal income tax purposes whether you receive them in cash or in additional shares.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

You will be notified in January each year about the Federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Because everyone's tax situation is unique, you should consult your tax professional about Federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS

The tables below describe the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information in the financial highlights has been audited by _______________, the Funds' independent auditors, whose report, along with the Funds' financial statements, are included in the annual report. No financial information is provided for shares of Funds which had not been offered as of the date of the financials.

[To be filed by amendment]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS): The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER OR BANK THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:

                                    ISG FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                        TELEPHONE: 1-800-_____-_________
                          E-MAIL: INVEST.SERV@____.COM
                          INTERNET: HTTP://WWW.____.COM
--------------------------------------------------------------------------------

You can review the Funds' Reports and SAI at the Public Reference Room of the Securities and Exchange Commission.
You can get text-only copies:
   o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or calling 1-800-SEC-0330.
   o   Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-06076.

                   THE INFINITY MUTUAL FUNDS, INC. ISG FUNDS

                          o International Equity Fund
                          o Small-Cap Opportunity Fund
                          o Large-Cap Equity Fund
                          o Government Income Fund
                          o Limited Term U.S. Government Fund
                          o Municipal Income Fund
                          o Prime Money Market Fund
                          o Treasury Money Market Fund

                                 DG CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION
                                _________, 1999

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for DG Class Shares of the ISG Funds listed above (each, a "Fund" and collectively, the "Funds") of The Infinity Mutual Funds, Inc. (the "Company"), dated _________, 1999, as it may be revised from time to time. To obtain a copy of the Prospectus, please write to the Company at 3435 Stelzer Road, Columbus, Ohio 43219-3035. This Statement of Additional Information relates only to the Funds and not to any of the Company's other portfolios.

          The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                  PAGE

Description of the Company and the Funds...........................B-3
Management of the Company.........................................B-41
Management Arrangements...........................................B-44
Purchase and Redemption of Shares.................................B-53
Determination of Net Asset Value..................................B-61
Shareholder Services and Privileges...............................B-64
Performance Information...........................................B-67
Portfolio Transactions............................................B-73
Information About the Company and the Funds.......................B-75
Counsel and Independent Auditors..................................B-76
Financial Statements..............................................B-76
Appendix .........................................................B-77

                    DESCRIPTION OF THE COMPANY AND THE FUNDS

GENERAL

          The Company is a Maryland corporation organized on March 6, 1990. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a mutual fund. Each of the Large-Cap Equity, Small-Cap Opportunity, Municipal Income, Government Income, Prime Money Market and Treasury Money Market Funds is a diversified investment company, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. Each other Fund is a non-diversified investment company, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

          First American National Bank (the "Adviser") serves as each Fund's investment adviser.

          BISYS Fund Services Ohio, Inc. (the "Administrator") serves as each Fund's administrator.

          BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as each Fund's distributor.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Funds' Prospectus.

          U.S. TREASURY SECURITIES. (All Funds) Each Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

          U.S. GOVERNMENT SECURITIES. (All Funds) In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. Each Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal. The Treasury Money Market Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States.

          BANK OBLIGATIONS. (All Funds, except the Limited Term U.S. Government Fund and Treasury Money Market Fund) Each of these Funds may invest in bank obligations (other than those issued by the Adviser or its affiliates), including certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. If a domestic bank with deposits insured by the FDIC becomes insolvent, unsecured deposits and other general obligations of such bank's foreign branches will be subordinated to the receivership expenses of the FDIC and such bank's domestic deposits and would be subject to the loss of principal to a greater extent than such bank's domestic branch deposits. The Prime Money Market Fund's investment in obligations of foreign subsidiaries of domestic banks are subject, to the extent required by 1940 Act, to the limitations on investing in the securities of other investment companies.

          Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

          In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis.

          Each of these Funds may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided the Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

          Each of these Funds may invest in short-term U.S. dollar denominated corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants." The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. In such cases, the Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such cases, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

          Under normal circumstances, and as a matter of fundamental policy, the Prime Money Market Fund will "concentrate" at least 25% of its assets in debt instruments issued by domestic and foreign companies engaged in the banking industry, including bank holding companies. Such investments may include CDs, TDs, bankers' acceptances and obligations issued by bank holding companies, as well as repurchase agreements entered into with banks (as distinct from non-bank dealers) in accordance with the policies set forth in "Repurchase Agreements" below. During periods when the Adviser determines that the Prime Money Market Fund should be in a temporary defensive position, the Fund may invest less than 25% of its total assets in the banking industry; during such times the Prime Money Market Fund's assets will be invested in accordance with its other investment policies. The Adviser may determine that the adoption of a temporary defensive position with respect to issuers in the banking industry is appropriate on the basis of such factors as political, economic, market or regulatory developments adversely affecting that industry as compared to the industries of other issuers of securities available for investment by the Prime Money Market Fund.

          COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. (Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market
Fund) Each of these Funds may invest in commercial paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Funds will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Ratings Group ("S&P"), F-1 by Fitch IBCA, Inc. ("Fitch") or Duff-1 by Duff & Phelps Credit Rating Co. ("Duff"), or (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by the Adviser to be of comparable quality to those rated obligations which may be purchased by the Fund.

          REPURCHASE AGREEMENTS. (All Funds) Each Fund may enter into repurchase agreements which involve the acquisition by a Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and such Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian or sub-custodian employed in connection with third-party repurchase transactions will have custody of, and will hold in a segregated account, securities acquired by a Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund entering into them. Certain costs may be incurred by a Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by a Fund may be delayed or limited. Each Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Fund will enter into repurchase agreements only with registered or unregistered securities dealers or banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. The Adviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Each Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

          ZERO COUPON AND STRIPPED SECURITIES. (All Funds) Each Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Fund, except the Limited Term U.S. Government Fund, Prime Money Market Fund and Treasury Money Market Fund, also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

          FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund) Each of these Funds may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which such Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of a Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

          FLOATING AND VARIABLE RATE OBLIGATIONS. (Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund) Each of these Funds may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of each Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations purchased by such Fund.

          NOTES. (Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund) Each of these Funds may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), provided such investments are consistent with its investment objective.

          PARTICIPATION INTERESTS AND TRUST RECEIPTS. (Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund) Each of these Funds may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Adviser, acting upon delegated authority from the Company's Board of Directors, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Adviser, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Adviser will consider, in accordance with procedures established by the Board of Directors, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

          GUARANTEED INVESTMENT CONTRACTS. (Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund) Each of these Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such a contract, the Fund would make cash contributions to a deposit fund of the insurance company's general account. The insurance company would then credit to the Fund on a monthly basis interest which is based on an index (in most cases the Salomon Smith Barney CD Index), but is guaranteed not to be less than a certain minimum rate. The Prime Money Market Fund currently does not expect to invest more than 5% of its net assets in GICs.

          ILLIQUID SECURITIES. (All Funds) Each Fund may invest up to 15% (10% in the case of Limited Term U.S. Government and Money Market Funds) of the value of its net assets in illiquid securities. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, restricted securities other than those the Adviser has determined to be liquid pursuant to guidelines established by the Company's Board and repurchase agreements maturing in more than seven days. Commercial paper issues include securities issued by major corporations without registration under the 1933 Act, in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper and medium term notes issued in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper ordinarily is resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

          In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

          To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the Securities and Exchange Commission adopted Rule 144A under the 1933 Act. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as amended, generally is eligible to be sold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. Where a substantial market of qualified institutional buyers has developed for certain restricted securities purchased by the Fund pursuant to Rule 144A under the 1933 Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Company's Board. Because it is not possible to predict with assurance how the market for specific restricted securities sold pursuant to Rule 144A will develop, the Company's Board has directed the Adviser to monitor carefully each Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, a Fund's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

          FORWARD COMMITMENTS. (All Funds) Each Fund may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

          INVESTMENT COMPANY SECURITIES. (All Funds) Each Fund may invest in securities issued by other investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and
(iii) 10% of such Fund's total assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

          CONVERTIBLE SECURITIES. (Large-Cap Equity, Small-Cap Opportunity and International Equity Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          WARRANTS. (Large-Cap Equity, Small-Cap Opportunity and International Equity Funds) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. A Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

          MORTGAGE-RELATED SECURITIES. (Government Income Fund) Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), including debt and preferred stock issued by REITs, as well as other real estate-related securities. The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates.

GOVERNMENT AGENCY SECURITIES--Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

GOVERNMENT RELATED SECURITIES--Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the Untied States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.

          Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

PRIVATE ENTITY SECURITIES--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

COMMERCIAL MORTGAGE-RELATED SECURITIES--Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

          The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

          The market for commercial mortgage-related securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-related securities. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or
(e) any combination thereof. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

          Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES--The Fund also may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

REAL ESTATE INVESTMENT TRUSTS--A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

          REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

OTHER MORTGAGE-RELATED SECURITIES--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

          ASSET-BACKED SECURITIES. (Government Income and Prime Money Market Funds) Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. Each of these Funds may invest in these and other types of asset-backed securities that may be developed in the future.

          The Prime Money Market Fund may purchase asset-backed securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

          Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

          AMERICAN DEPOSITARY RECEIPTS. (Large-Cap Equity, Small-Cap Opportunity and International Equity Funds) Each of these Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. Each of these Funds may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          MUNICIPAL OBLIGATIONS. (Municipal Income and, to a limited extent, Prime Money Market Funds) The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

          Municipal Obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligations and purchased and sold separately.

          Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

          The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of the advisory and administration fees, as well as other Fund operating expenses, will have the effect of reducing the yield to investors.

          The Municipal Income Fund may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. The Company's Board of Directors has established guidelines for the Adviser to determine the liquidity and appropriate valuation of lease obligations based on factors which include:
(1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

          The Municipal Income Fund may purchase tender option bonds and similar securities. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons.

          The Municipal Income Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, each of these Funds expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that is valued at fair value.

          RATINGS OF MUNICIPAL OBLIGATIONS. Subsequent to its purchase by a Fund, an issue of rated Municipal Obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such Municipal Obligations by the Fund, but the Adviser will consider such event in determining whether the Fund should continue to hold the Municipal Obligations. To the extent that the ratings given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Fund's Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

          The average distribution of investments (at value) in Municipal Obligations by ratings for the fiscal year ended December 31, 1998 computed on a monthly basis, for the Municipal Income Fund was as follows:

                                                         Percentage of Value

                                                               Municipal
                                                                Income
Moody's               Fitch                   S&P               Fund

Aaa                    AAA                     AAA                    %
Aa                     AA                      AA                     %
A                      A                       A                      %
                                                                 100.0%

MANAGEMENT POLICIES

          INVESTMENT TECHNIQUES AND PORTFOLIO TURNOVER RATES. (All Funds) Each Fund may engage in various investment techniques the use of which involves risk. Investors in the Municipal Income Fund should be aware that the use of these techniques may give rise to taxable income. Using these techniques may produce higher than normal portfolio turnover for a Fund and may affect the degree to which its net asset value fluctuates.

          Portfolio turnover may vary from year to year, as well as within a year. No Fund will consider portfolio turnover to be a limiting factor in making investment decisions. Under normal market conditions, the portfolio turnover rate for the current fiscal year is anticipated to be less than 200% for the Small-Cap Opportunity Fund and International Equity Fund, and is anticipated to be less than 100% for the Large-Cap Equity Fund, Municipal Income Fund, Government Income Fund and Limited Term U.S. Government Fund. A portfolio turnover rate of 100% is equivalent to the Fund buying and selling all of the securities in its portfolio once in the course of a year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. Each Money Market Fund will have a high portfolio turnover, but that should not adversely affect the Fund since it usually does not pay brokerage commissions when it purchases short-term debt obligations.

          DURATION. (Limited Term U.S. Government Income Fund) The Fund follows a controlled duration strategy. As a measure of a fixed income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Fund, the Adviser will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

          LENDING PORTFOLIO SECURITIES. (All Funds) From time to time, each Fund may lend securities from its investment portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 331/3% of the value of the relevant Fund's total assets. In connection with such loans, each Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund can increase its income through the investment of such collateral. Each Fund continues to be entitled to payments in amounts equal to the dividends, interest and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Fund. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

          The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

          OPTIONS TRANSACTIONS. (Large-Cap Equity, Small-Cap Opportunity, Government Income and International Equity Funds) Each of these Funds may purchase call and put options in respect of specific securities in which the Fund may invest and write covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, permissible liquid assets are placed in a segregated account to fulfill the obligation undertaken.

          The principal reason for the Fund writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

          So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          While it may choose to do otherwise, the Fund generally will purchase or write only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

          The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options written by the Fund as illiquid securities.

          STOCK INDEX OPTIONS. (Large-Cap Equity, Small-Cap Opportunity and International Equity Funds) Each of these Funds may purchase and write put and call options on stock indexes listed on national securities exchanges or traded in the over-the-counter market to the extent of 15% of the value of its net assets. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of a stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

          The effectiveness of the Fund's purchasing or writing stock index options will depend upon the extent to which price movements in its portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

          When the Fund writes an option on a stock index, it will place in a segregated account permissible liquid assets in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or will otherwise cover the transaction.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. (Large-Cap Equity, Small-Cap Opportunity and International Equity Funds) None of these Funds will be a commodity pool. However, as a substitute for a comparable market position in the underlying securities or for hedging purposes, each of these Funds may engage in futures and options on futures transactions, as described below.

          The commodities transactions of each of these Funds must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission. In addition, none of these Funds may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, each of these Funds may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount at least equal to the value of the underlying commodity.

          Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Company's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, at the then prevailing price, which will operate to terminate its existing position in the contract.

          Although each of these Funds intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the relevant Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

          To the extent a Fund is engaging in a futures transaction as a hedging device, because of the risk of an imperfect correlation between securities in a portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective if, for example, losses on the portfolio securities exceed gains on the futures contract or losses on the futures contract exceed gains on the portfolio securities. For futures contracts based on indexes, the risk of imperfect correlation increases as the composition of a Fund's investments varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

          Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market or interest rates. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

          An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

          Call options sold by a Fund with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying, or instruments the prices of which are expected to move relatively consistently with, the instruments underlying the futures contract. Put options sold by a Fund with respect to futures contracts will be covered in the same manner as put options on specific securities as described above.

          Upon exercise of an option, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

          STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX Futures. (Large-Cap Equity, Small-Cap Opportunity and International Equity Funds) Each of these Funds may purchase and sell stock index futures contracts and options on stock index futures contracts to the extent of 15% of the value of its net assets.

          A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, each of these Funds intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

          Each of these Funds may use index futures as a substitute for a comparable market position in the underlying securities.

          FUTURE DEVELOPMENTS. Each Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with its investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

          FOREIGN CURRENCY TRANSACTIONS. (International Equity Fund) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

          Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on the ability of the Fund's Sub-Adviser to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

          SHORT-SELLING. (International Equity Fund and, to a limited extent, Limited Term U.S. Government Fund) In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Limited Term U.S. Government Fund will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will either of these Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

          BORROWING MONEY. (All Funds) As a fundamental policy, each Fund is permitted to borrow money in an amount up to 331/3% of the value of its total assets. However, each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 331/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Fund's total assets, such Fund will not make any investments. In addition, each Money Market Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.

          REVERSE REPURCHASE AGREEMENTS. (Money Market Funds only) The Prime Money Market Fund and Treasury Money Market Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. As a result of these transactions, the Fund may be exposed to greater potential fluctuations in the value of its assets and its net asset value per share. Interest costs on the money borrowed may exceed the return received on the securities purchased. The Company's Directors have considered the risks to each of the Prime Money Market Fund and Treasury Money Market Fund and its shareholders which may result from the entry into reverse repurchase agreements and have determined that the entry into such agreements is consistent with such Fund's investment objective and management policies. The Fund will maintain in a segregated account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

INVESTMENT CONSIDERATIONS AND RISK FACTORS

          RISK OF INVESTING IN MUNICIPAL OBLIGATIONS. (Municipal Income Fund) The Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects or securities whose issuers are located in the same state. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce its available yield. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect its shareholders, the Company would reevaluate the Fund's investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible taxable investment within the applicable limits set forth in the Prospectus.

          MORTGAGE-RELATED SECURITIES RISK. (Government Income Fund) Mortgage-related securities in which the Fund may invest are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile. No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Company's Board of Directors. In accordance with such guidelines, the Adviser will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.

          Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Fund, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease significantly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

          SIMULTANEOUS INVESTMENTS. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies, investment advisory accounts, custodial accounts, individual trust accounts and commingled funds that may be advised by the Adviser or, if applicable, sub-investment adviser. However, if such other investment companies or managed accounts desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

INVESTMENT RESTRICTIONS

          Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies, and only the Funds so indicated have adopted investment restrictions numbered 8 through 12 as additional fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940
Act) of such Fund's outstanding voting securities. Each Fund, except as otherwise indicated, has adopted investment restrictions numbered 13 through 18 as non-fundamental policies which may be changed by vote of a majority of the Company's Directors at any time. No Fund may:

          1. Invest in commodities, except that each Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

          3. Borrow money, except that each Fund may borrow up to 331/3% of the value of its total assets. For purposes of this investment restriction, a Fund's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

          4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Fund may lend its portfolio securities in an amount not to exceed 331/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board of Directors.

          5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities, and except that the Municipal Income Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

          6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

          7. Purchase securities on margin, but each Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          The following investment restrictions numbered 8 and 9 are fundamental policies which apply only to the Prime Money Market Fund. The Prime Money Market Fund may not:

          8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Prime Money Market Fund's total assets may be invested without regard to any such limitation, provided that not more than 10% of its assets may be invested in securities issued or guaranteed by any single guarantor of obligations held by the Prime Money Market Fund.

          9. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Prime Money Market Fund may invest more than 25% of its assets in bank obligations.

          The following investment restriction number 10 is a fundamental policy which applies to each Fund, except the Prime Money Market Fund. None of these Funds may:

          10. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that, in the case of the Municipal Income Fund, there shall be no such limitation on the purchase of tax-exempt municipal obligations and, in the case of each Fund, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          The following investment restrictions numbered 11 and 12 are fundamental policies which apply only to the Large-Cap Equity Fund, Small-Cap Opportunity Fund, Municipal Income Fund and Government Income Fund. None of these Funds may:

          11. With respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

          12. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of the Fund's total assets.

                                      * * *

          13. Invest in the securities of a company for the purpose of exercising management or control, but each Fund will vote (as provided in the Company's Charter) the securities it owns as a shareholder in accordance with its views.

          14. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% (10% in the case of the Limited Term U.S. Government and Money Market Funds) of the value of the Fund's net assets would be so invested.

          16. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

          The following investment restrictions numbered 17 and 18 are non-fundamental policies which apply only to the Limited Term U.S. Government Fund. The Limited Term U.S. Government Fund may not:

          17. Purchase, sell or write puts, calls or combinations thereof, except as may be described in the Fund's Prospectus and this Statement of Additional Information.

          18. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets.

          For purposes of Investment Restriction No. 10, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                            MANAGEMENT OF THE COMPANY

          The Company's Board of Directors is responsible for the management and supervision of each Fund. The Board approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

First American National Bank............       Investment Adviser and Custodian
Lazard Asset Management.................       Sub-Investment Adviser
Womack Asset Management, Inc............       Sub-Investment Adviser
BISYS Fund Services Limited
  Partnership...........................       Distributor
BISYS Fund Services Ohio, Inc...........       Administrator and Transfer Agent
The Bank of New York....................       Sub-Custodian

          Directors and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.

DIRECTORS OF THE COMPANY

*WILLIAM B. BLUNDIN, PRESIDENT AND CHAIRMAN OF THE BOARD OF DIRECTORS. An employee of BISYS Fund Services, Inc., BISYS' general partner. Mr. Blundin also is an officer of other investment companies administered by the Administrator or its affiliates. He is 60 years old and his address is 90 Park Avenue, New York, New York 10016.

NORMA A. COLDWELL, DIRECTOR. International Economist and Consultant;
          Executive Vice President of Coldwell Financial Consultants; Trustee and Treasurer of Meridian House International (International Education and Cultural Group); Member of the Board of Advisors of Meridian International Center and Emerging Capital Markets, S.A. (Montevideo, Uruguay); formerly, Chief International Economist of Riggs National Bank, Washington, D.C. She is 72 years old and her address is 3330 Southwestern Boulevard, Dallas, Texas 75225.

RICHARD H. FRANCIS, DIRECTOR. Former Executive Vice President and Chief
          Financial Officer of Pan American World Airways, Inc. (currently, debtor-in-possession under the U.S. Bankruptcy Code), March 1988 to October 1991; Senior Vice President and Chief Financial Officer of American Standard Inc., 1960 to March 1988. Mr. Francis is a director of Allendale Mutual Insurance and The Indonesia Fund, Inc. He is 66 years old and his address is 40 Grosvenor Road, Short Hills, New Jersey 07078.

WILLIAM W. McINNES, DIRECTOR. Private investor. From July 1978 to February
          1993, he was Vice-President--Finance and Treasurer of Hospital Corp. of America. He is also a director of Gulf South Medical Supply and Diversified Trust Co. He is 48 years old and his address is 116 30th Avenue South, Nashville, Tennessee 37212.

ROBERT A. ROBINSON, DIRECTOR. Private investor. Since 1991, President
          Emeritus, and from 1968 to 1991, President of The Church Pension Group, NYC. From 1956 to 1966, Senior Vice President of Colonial Bank & Trust Co. He is also a director of Mariner Institutional Funds, Inc., Mariner Tax-Free Institutional Funds, Inc., UST Master Funds, UST Master Tax Exempt Funds, H.B. and F.H. Bugher Foundation, Morehouse-Barlow Co. Publishers, The Canterbury Cathedral Trust in America, The Living Church Foundation and Hoosac School. He is 71 years old and his address is 2 Hathaway Common, New Canaan, Connecticut 06840.

OFFICERS OF THE COMPANY

JEFFREY C. CUSICK, VICE PRESIDENT AND ASSISTANT SECRETARY. An employee of
          BISYS Fund Services, Inc. since July 1995, and an officer of other investment companies administered by the Administrator or its affiliates. From September 1993 to July 1995, he was Assistant Vice President and, from 1989 to September 1993, he was Manager--Client Services, of Federated Administrative Services. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

WILLIAM TOMKO, VICE PRESIDENT. An employee of BISYS Fund Services, Inc. and an officer of other investment companies administered by the Administrator or its affiliates. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

GARY R. TENKMAN, TREASURER. An employee of BISYS Fund Services, Inc. since
          April 1998, and an officer of other investment companies administered by the Administrator or its affiliates. For more than five years prior thereto, he was an audit manager with Ernst & Young LLP. He is 34 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ROBERT L. TUCH, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
          since June 1991, and an officer of other investment companies administered by the Administrator or its affiliates. From July 1990 to June 1991, he was Vice President and Associate General Counsel with National Securities Research Corp. Prior thereto, he was an Attorney with the Securities and Exchange Commission. He is 45 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ALAINA METZ, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
          and an officer of other investment companies administered by the Administrator or its affiliates. She is 29 years old and her address is 3435 Stelzer Road, Columbus, Ohio 43219.

          For so long as the Distribution Plan described in the section captioned "Management Arrangements--Distribution Plan" remains in effect, the Directors who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

          Directors and officers of the Company, as a group, owned less than 1% of any Fund's shares of common stock outstanding on March 1, 1999.

          The Company does not pay any remuneration to its officers and Directors other than fees and expenses to those Directors who are not directors, officers or employees of the Adviser or the Administrator or any of their affiliates. The aggregate amount of compensation paid to each such Director by the Company for year ended December 31, 1998 was as follows:

                                                           Total Compensation
                              Aggregate                        From Company
     Name of Board         Compensation from                 and Fund Complex
      Member                  Company*                              Paid
                                                              to Board Member

 Norma A. Coldwell             $18,000                            $18,000
 Richard H. Francis            $18,000                            $18,000
 William W. McInnes            $18,000                            $18,000
 Robert A. Robinson            $18,000                            $18,000


-------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $________for all Directors as a group.

                             MANAGEMENT ARRANGEMENTS

          INVESTMENT ADVISERS. First American National Bank serves as each Fund's investment adviser. The Adviser is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. The Adviser and its affiliates deal, trade and invest for their own accounts and for the accounts of their clients, in the types of securities in which the Funds may invest, and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by a Fund. The Adviser has informed the Company that in making its investment decisions it does not obtain or use material inside information in its or its affiliates' possession. The Adviser also provides research services for the Funds through a professional staff of portfolio managers and securities analysts. All activities of the Adviser are conducted by persons who are also officers of one or more of the Adviser's affiliates.

          The Adviser also is responsible for the selection of brokers to effect securities transactions and the negotiation of brokerage commissions, if any. Purchases and sale of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Brokerage commissions may be paid to affiliates of the Adviser for executing securities transactions if the use of such affiliates is likely to result in price and execution at least as favorable as those of other qualified brokers.

          The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated February 15, 1994 with the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board of Directors or (ii) vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was last approved by the Company's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Agreement, at a meeting held on November 18, 1998. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board of Directors or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          Under the terms of the Agreement, the Company has agreed to pay the Adviser a monthly fee at the annual rate set forth below as a percentage of the relevant Fund's average daily net assets.


                                                          Annual Rate of
                                                            Investment
Name of Fund                                           Advisory Fee Payable

International Equity Fund                                     1.00%
Small-Cap Opportunity Fund                                     .95%
Large-Cap Equity Fund                                          .75%
Government Income Fund                                         .60%
Limited Term U.S. Government Fund                              .50%
Municipal Income Fund                                          .60%
Prime Money Market Fund                                        .25%*
Treasury Money Market Fund                                     .25%


----------------

* Prior to January 30, 1998, the Fund paid the Prime Money Market Fund's former sub-adviser, Barnett Capital Advisors, Inc. ("Barnett"), .15% and the Adviser .10% of the value of the Fund's average daily net assets.

          From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering the overall expense ratio of that Fund and increasing yield to its investors. The Fund will not pay the Adviser at a later time for any amounts it may waive, nor will the Fund reimburse the Adviser for any amounts it may assume. For the fiscal years and/or periods ended December 31, 1996, 1997 and 1998, as applicable, the investment advisory fees payable by each indicated Fund, the amounts waived by the Adviser, and the actual net fees paid by each Fund, were as follows:


Name of                Management Fee Payable                         Reduction in Fee             Net Fee Paid
Fund

                        1996          1997          1998         1996        1997       1998       1996       1997         1998
                        ----          ----          ----         ----        ----       ----       ----       ----         ----
Large-Cap             $________     $________     $_______     $_______     $_______    $______   $______   $_______      $_______
 Equity Fund*

International             N/A       $________(1)  $_______          N/A     $_______    $______       N/A   $_______      $_______
 Equity Fund*

Small-Cap             $________     $________     $_______     $_______     $_______    $______   $______   $_______      $_______
Opportunity Fund*

Government Income     $________     $________     $_______     $_______      $_______   $______   $______   $_______      $_______
Fund*

Limited Term               N/A      $ 81,110(2)   $_______          N/A      $ 41,559   $______       N/A      $39,551    $_______
U.S. Government
 Fund

Municipal Income      $________     $________     $_______     $_______      $_______   $______  $_______   $_______      $_______
Fund*

Treasury Money        $459,479      $474,129      $_______           $0            $0   $______ $459,479    $474,129      $_______
Market Fund

Prime Money           $ 74,618      $ 80,064      $_______           $0            $0   $______ $ 74,618    $ 80,064      $_______
Market Fund

---------------------------
* Prior to December 14, 1998, the Fund was a series of DG Investor Series, a registered investment company advised by ParkSouth Corporation, a wholly-owned subsidiary of Deposit Guaranty Corp., which merged into First American
  Corporation on May 1, 1998.

(1) For the period August 15, 1997 (commencement of operations) through
    December 31, 1996.

(2) For the period February 28, 1997 (commencement of operations) through
    December 31, 1997.

For the fiscal years and/or periods ended December 31, 1996, 1997 and 1998, the Prime Money Market Fund paid Barnett $111,623, $120,097 and $ , respectively.

          With respect to Small-Cap Opportunity Fund, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Womack Sub-Advisory Agreement") with Womack Asset Management, Inc. ("Womack") dated May 14, 1998. As to such Fund, the Womack Sub-Advisory Agreement is subject to annual approval by (i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Womack, by vote cast in person at a meeting called for the purpose of voting on such approval. The Womack Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or
(iii) upon not less than 90 days' notice, by Womack. The Womack Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of the Womack Sub-Advisory Agreement, the Adviser has agreed to pay Womack a monthly fee at the annual rate of .35% of the value of the Small-Cap Opportunity Fund's average daily net assets.

          With respect to International Equity Fund, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Lazard Sub-Advisory Agreement") with Lazard Asset Management ("Lazard") dated May 14, 1998. As to such Fund, the Lazard Sub-Advisory Agreement is subject to annual approval by (i) the Board or
(ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Lazard, by vote cast in person at a meeting called for the purpose of voting on such approval. The Lazard Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Lazard. The Lazard Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act). Under the terms of the Lazard Sub-Advisory Agreement, the Adviser has agreed to pay Lazard a monthly fee at the annual rate of .50% of the value of the International Equity Fund's average daily net assets.

          ADMINISTRATOR. BISYS Fund Services Ohio, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated October 29, 1998 with the Company. Under the Administration Agreement with the Company, the Administrator generally assists in all aspects of the Funds' operations, other than providing investment advice, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. In connection therewith, the Administrator provides the Funds with office facilities, personnel, and certain clerical and bookkeeping services (e.g., preparation of reports to shareholders and the Securities and Exchange Commission and filing of Federal, state and local income tax returns) that are not being furnished by the Funds' custodian. As to each Fund, the Administration Agreement will continue until December 31, 2003 and thereafter is subject to annual approval by (i) the Company's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Administrator, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was last approved by the Company's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Administration Agreement, at a meeting held on August 12, 1998. As to each Fund, the Administration Agreement is terminable without penalty, at any time if for cause, by the Company's Board of Directors or by vote of the holders of a majority of such Fund's outstanding voting securities, or, on not less than 90 days' notice, by the Administrator. The Administration Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          As compensation for the Administrator's services, the Company has agreed to pay the Administrator a monthly administration fee at the annual rate of .10% of the value of the Prime Money Market Fund's and Treasury Money Market Fund's average daily net assets and .15% of the value of each other Fund's average daily net assets. For the fiscal years and/or periods ended December 31, 1996, 1997 and 1998, as applicable, the administration fees payable by each indicated Fund, the amounts waived by the Administrator, and the actual net administration fees paid by each Fund, were as follows:


Name of               Administration Fee Payable                       Reduction in Fee                        Net Fee Paid
Fund                 ---------------------------------        -------------------------------       -----------------------

                       1996       1997         1998           1996          1997        1998          1996         1997        1998
                       ----       ----         ----           ----          ----        ----          ----         ----        ----

Large-Cap               N/A       N/A        $_______          N/A           N/A        $________     N/A            N/A      $_____
 Equity Fund*

International Equity    N/A       N/A        $_______          N/A           N/A        $________     N/A            N/A      $____
Fund*

Small-Cap               N/A       N/A        $_______          N/A           N/A        $________     N/A            N/A      $____
Opportunity Fund*

Government Income       N/A       N/A        $_______          N/A           N/A        $________     N/A            N/A      $____
Fund*

Limited Term            N/A     $24,333(1)   $_______          N/A       $17,844        $________     N/A         $6,489      $____
U.S. Government
 Fund

Municipal Income        N/A       N/A        $_______          N/A           N/A        $________     N/A            N/A      $____
Fund*

Treasury Money       $183,791  $189,650      $_______           $0            $0        $________   $183,791       $189,650   $____
Market Fund

Prime Money          $74,618   $ 80,064      $_______           $0            $0        $________   $ 74,618        $80,064   $____
Market Fund

---------------------------
*   Prior to December 14, 1998, the Fund was a series of DG Investor Series, a registered investment company administered by an entity other than the
    Administrator.

(1) For the period February 28, 1997 (commencement of operations) through
    December 31, 1997.

          DISTRIBUTOR. BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of The BISYS Group, Inc., acts as the exclusive distributor of each Fund's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated November 11, 1997, with the Company. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares. No compensation is payable by the Company to the Distributor pursuant to the Distribution Plan for its distribution services.

          DISTRIBUTION PLAN. (Applicable to each Fund other than the Prime Money Market Fund and Treasury Money Market Fund) Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Directors have adopted such a plan (the "Distribution Plan") with respect to DG Class Shares of each Fund other than the Prime Money Market Fund and Treasury Money Market Fund pursuant to which each such Fund pays the Distributor for advertising, marketing and distributing DG Class Shares at an annual rate of
 .25% of the value of the average daily net assets represented by DG Class Shares. Under the Distribution Plan, the Distributor may make payments to certain financial institutions, securities dealers and other industry professionals that have entered into agreements with the Distributor ("Service Organizations") in respect of these services. The Distributor determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of DG Class Shares owned by their clients. From time to time, the Distributor may defer or waive receipt of fees under the Distribution Plan while retaining the ability to be paid by the Fund under the Distribution Plan thereafter. The fees payable to the Distributor under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Company's Directors believe that there is a reasonable likelihood that the Distribution Plan will benefit each such Fund and the holders of its DG Class Shares.

          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the DG Class Shares may bear for distribution pursuant to the Distribution Plan without approval of such shareholders and that other material amendments of the Distribution Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan was last so approved on February 25, 1999. The Distribution Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the Distribution Plan agreements or by vote of the holders of a majority of DG Class Shares voting separately as a Class. A Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Directors, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Fund's DG Class Shares voting separately as a Class. A Distribution Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).

          DG Class Shares had not been offered as of the last fiscal year end. However, the Funds' Class A Shares are subject to the Distribution Plan at the same annual rate as are the DG Class Shares. For the fiscal year and/or period ended December 31, 1998, the Distribution Plan fees payable with respect to Class A Shares by each indicated Fund, the amounts waived by the Distributor, and the actual net Distribution Plan fees paid by each Fund, were as follows:

Name of
Fund                 Distribution Plan        Reduction in Fee     Net Fee Paid
                     Fee Payable

                     CLASS A                  CLASS A              CLASS A

Large-Cap            $________                $________             $________
 Equity Fund*

International        $________                $________             $________
 Equity Fund*

Small-Cap            $________                $________             $________
Opportunity Fund*

Government           $________                $________             $________
 Income Fund*

Limited Term         $________                $________             $________
 U.S. Government
 Fund

Municipal            $________                $________             $________
 Income Fund*

---------------------------
* Prior to December 14, 1998, the Fund was a series of DG Investor Series and was not subject to the Distribution Plan.

          SHAREHOLDER SERVICES PLAN. The Company's Directors have adopted a shareholder services plan (the "Shareholder Services Plan") pursuant to which each Fund pays the Distributor for the provision of certain services to the holders of its shares at an annual rate of .15% of the value of the average daily net assets represented by DG Class Shares (.25% in the case of the Prime Money Market Fund and Treasury Money Market Fund). The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in the NASD Conduct Rules. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Organizations in respect of these services. The Distributor determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of DG Class Shares owned by their clients. From time to time, the Distributor may defer or waive receipt of fees under the Shareholder Services Plan while retaining the ability to be paid by the Fund under the Shareholder Services Plan thereafter. The fees payable to the Distributor under the Shareholder Services Plan are payable without regard to actual expenses incurred. The Company's Directors believe that there is a reasonable likelihood that the Shareholder Services Plan will benefit each Fund and its shareholders.

          A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Shareholder Services Plan or in the related Shareholder Services Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved on February 25, 1999. The Shareholder Services Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in the Shareholder Services Plan agreements. A Shareholder Services Plan agreement is terminable without penalty, at any time, by such vote of the Directors. A Shareholder Services Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).

          DG Class Shares had not been offered as of the last fiscal year end. However, the Funds' Class A Shares are subject to the Shareholder Services Plan at the same annual rate as are the DG Class Shares. For the fiscal year and/or period ended December 31, 1998, the Shareholder Services Plan fees payable with respect to Class A Shares by each indicated Fund, the amounts waived by the Distributor, and the actual net Shareholder Services Plan fees paid by each Fund, were as follows:

                  Shareholder Services
Name of                  Plan                Reduction in Fee      Net Fee Paid
Fund              Fee Payable

                   CLASS A                    CLASS A                 CLASS A

Large-Cap          $________                   $________              $________
 Equity Fund*

International      $________                   $________              $________
 Equity Fund*

Small-Cap          $________                   $________              $________
Opportunity Fund*

Government         $________                   $________              $________
 Income Fund*

Limited Term       $________                   $________              $________
 U.S. Government
 Fund

Municipal          $________                   $________              $________
 Income Fund*

Treasury Money     $________                   $________              $________
  Market Fund

Prime Money        $________                   $________              $________
 Market Fund

---------------------------
* Prior to December 14, 1998, the Fund was a series of DG Investor Series and was not subject to the Shareholder Services Plan.

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. BISYS Fund Services Ohio, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of The BISYS Group, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          First American National Bank acts as custodian of the investments of each Fund. Under a custody agreement with the Company, First American National Bank provides for the holding of each Fund's securities and the retention of all necessary accounts and records. For its custody services, First American National Bank receives a monthly fee based on the market value of the Funds' assets held in custody and receives certain securities transactions charges. The Bank of New York, 90 Washington Street, New York, New York 10286, is the Funds' sub-custodian.

          EXPENSES. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by others. The expenses borne by the Company include: taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser or the Administrator or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of each Fund's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Fund.


                        PURCHASE AND REDEMPTION OF SHARES

          GENERAL PURCHASE INFORMATION. DG CLASS SHARES ARE OFFERED ONLY TO INVESTORS WHO ACQUIRED FUND SHARES IN CONNECTION WITH THE REORGANIZATION OF A CORRESPONDING DG INVESTOR SERIES FUND. DG Class Shares are sold at net asset value per share plus, for each Fund, other than the International Equity and Money Market Funds, an initial sales charge imposed at the time of purchase, which may be reduced or waived for certain purchases, as described below. On May 1, 2000, DG Class Shares automatically will convert to Class A Shares, based on the relative net asset values for shares of each such Class.

          DG Class Shares may be purchased through a number of institutions, including the Adviser and its affiliates, Service Organizations, and directly from the Distributor. When purchasing Fund shares, you must specify the Fund and Class of shares being purchased. The Adviser, its affiliates and Service Organizations may receive different levels of compensation for selling different Classes of Fund shares. Stock certificates will not be issued. It is not recommended that the Municipal Income Fund be used as a vehicle for Keogh, IRA and other qualified plans, because such plans are otherwise entitled to tax deferred benefits. The Company reserves the right to reject any purchase order in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor.

          The minimum initial investment for DG Class Shares of each Fund is $1,000, and subsequent investments must be at least $100. The minimum initial investment is $100 for IRAs, and subsequent investments for IRAs must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates, the minimum initial investment is $500, and subsequent investments must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates who elect to have a portion of their pay directly deposited into their ISG Fund accounts, the minimum initial or subsequent investment must be at least $25. The Adviser, its affiliates and Service Organizations may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. In addition, purchases of shares made in connection with certain shareholder privileges may have different minimum investment requirements.

          You may purchase DG Class Shares by check or wire, or through TeleTrade or, for the Money Market Funds only, a sweep program as described below. Investors purchasing shares through the Adviser, its affiliates or Service Organizations should contact such entity directly for appropriate instructions, as well as for information about conditions pertaining to the account and any related fees.

          For written orders for DG Class Shares, you may send your initial or subsequent purchase order, together with the Funds' Account Application for initial orders and your check or money order payable to: ISG Funds (Fund Name), to ISG Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686. For subsequent investments, your Fund account number should appear on the check or money order. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if a check used for investment in your account does not clear.

          For wire orders for DG Class Shares, you must call the Transfer Agent at 1-800-852-0045. If a subsequent payment is being made, your Fund account number should be included. Information on remitting funds in this manner, including any related fees, may be obtained from your bank.

          Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. For information on purchasing shares through the Automated Clearing House, you must call the Transfer Agent at 1-800-852-0045.

          Management understands that the Adviser, its affiliates and some Service Organizations may impose certain conditions on their clients which are different from those described herein or in the Funds' Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients a direct fee for effecting transactions in Fund shares. You should consult the Adviser, its affiliates or your Service Organization in this regard.

          SALES LOADS. (Applicable to DG Class Shares of each Fund other than the International Equity Fund, Prime Money Market Fund and Treasury Money Market
Fund). The public offering price of DG Class Shares of the Government Income Fund, Limited Term U.S. Government Income Fund and Municipal Income Fund is the net asset value per share of that Class, plus a sales load as shown below:

                              Total Sales Load

                                                                       As a % of                 Dealers' Reallowance
                                               As a % of                Net Asset                  As a % of Offering
Amount of Transaction                           Offering                 Value                           Price
                                                 Price

Less than $100,000...................            2.00%                   2.04%                        1.80%
$100,000 to less than $250,000.......            1.75%                   1.78%                        1.58%
$250,000 to less than $500,000.......            1.50%                   1.52%                        1.35%
$500,000 to less than $1,000,000.....            1.00%                   1.01%                        0.90%
$1,000,000 or more...................               0%                      0%                           0%

The public offering price of DG Class Shares of the Large-Cap Equity Fund and Small-Cap Opportunity Fund is the net asset value per share of that Class, plus a sales load as shown below:


                                                         Total Sales Load
                                                                       As a % of                  Dealers'
                                                  As a % of            Net Asset                Reallowance
Amount of Transaction                           Offering Price           Value                   As a % of
                                                                                               Offering Price
Less than $100,000.....................            3.50%                  3.63%                  3.15%
$100,000 to less than $250,000.........            3.00%                  3.09%                  2.70%
$250,000 to less than $500,000.........            2.50%                  2.56%                  2.25%
$500,000 to less than $1,000,000.......            1.00%                  1.01%                  0.90%
$1,000,000 or more.....................               0%                     0%                     0%


          A contingent deferred sales charge ("CDSC") of 0.50% will be assessed at the time of redemption of DG Class Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 (0.25% will be assessed on purchases over $2,000,000) and redeemed within one year after purchase. The Distributor may pay Service Organizations an amount up to 0.50% of the net asset value of DG Class Shares purchased by their clients that are subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of DG Class Shares.

          The dealer reallowance may be changed from time to time but will remain the same for all dealers. From time to time, the Distributor may make or allow additional payments or promotional incentives in the form of cash or other compensation to dealers that sell Fund shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events. Compensation may include payment for travel expenses, including lodging, to various locations for meetings or seminars of a business nature. Compensation also may include the following types of non-cash compensation offered through promotional contests: travel and lodging at vacation locations; tickets for entertainment events; and merchandise. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of Fund shares. None of the aforementioned compensation is paid for by the Company, any Fund or its shareholders.

          The scale of sales loads applies to purchases of DG Class Shares of each Fund, other than the International Equity Fund, Prime Money Market Fund and Treasury Money Market Fund, made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

          Set forth below are examples of the method of computing the offering price of DG Class Shares. The examples assume a purchase of DG Class Shares of the indicated Fund aggregating less than $100,000 subject to the current schedule of sales charges set forth above for DG Class Shares at a price based upon the net asset value of the Fund's DG Class Shares on _______________, 1999:

LARGE-CAP EQUITY FUND:

         Net Asset Value per Share                       $

         Per Share Sales Charge - 3.50%
            of offering price (3.63% of
            net asset value per share)                   $________

         Per Share Offering Price to
            the Public                                   $========

SMALL-CAP OPPORTUNITY FUND:

         Net Asset Value per Share                       $

         Per Share Sales Charge - 3.50%
            of offering price (3.63% of
            net asset value per share)                   $ _______


         Per Share Offering Price to
            the Public                                   $========

LIMITED TERM U.S. GOVERNMENT FUND:

         Net Asset Value per Share                       $

         Per Share Sales Charge - 2.00%
            of offering price (2.04% of                  $ ______

            net asset value per share)

         Per Share Offering Price to
            the Public                                   $=========

GOVERNMENT INCOME FUND:

         Net Asset Value per Share                       $

         Per Share Sales Charge - 2.00%
            of offering price (2.04% of                  $ ______

            net asset value per share)

         Per Share Offering Price to
            the Public                                   $=======

MUNICIPAL INCOME FUND:

         Net Asset Value per Share                       $

         Per Share Sales Charge - 2.00%
            of offering price (2.04% of                  $ ______

            net asset value per share)

         Per Share Offering Price to
            the Public                                   $=======

          RIGHT OF ACCUMULATION. Reduced sales loads apply to any purchase of DG Class Shares by you and any related "purchaser," where the aggregate investment in DG Class Shares among any of the Funds offered with a sales load, including such purchase, is $100,000 or more. If, for example, you previously purchased and still hold DG Class Shares of the Municipal Income Fund, with an aggregate current market value of $90,000 and subsequently purchase DG Class Shares of the Municipal Income Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 1.75% of the offering price (1.78% of the net asset value). DG Class Shares of the other Funds may be subject to different sales load schedules, as described above. All present holdings of DG Class Shares may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. To qualify for reduced sales loads, at the time of a purchase an investor or the investor's Service Organization must notify the Transfer Agent. The reduced sales load is subject to confirmation of an investor's holdings through a check of appropriate records.

          CONTINGENT DEFERRED SALES CHARGE. If a shareholder redeems within one year after purchase DG Class Shares which were part of an investment of at least $1,000,000 in a Fund that charges a sales load, the shareholder will pay a CDSC at the rates set forth above. The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no CDSC is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. Therefore, it will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing any increase in net asset value.

          "SWEEP" PROGRAM. (Applicable to the Prime Money Market Fund and Treasury Money Market Fund Only) Shares of the Prime Money Market Fund and Treasury Money Market Fund may be purchased or sold through the "sweep" program established by certain financial institutions under which a portion of their customers' accounts may be automatically invested in the Fund. The customer becomes the beneficial owner of specific shares of the Fund which may be purchased, redeemed and held by the financial institution in accordance with the customer's instructions and may fully exercise all rights as a shareholder. The shares will be held by the Transfer Agent in book-entry form. A statement with regard to the customer's shares is generally supplied to the customer monthly, and confirmations of all transactions for the account of the customer ordinarily are available to the customer promptly on request. In addition, each customer is sent proxies, periodic reports and other information from the Company with regard to shares of the Funds. The customer's shares are fully assignable and may be encumbered by the customer. The "sweep" agreement can be terminated by the customer at any time, without affecting its beneficial ownership of the shares.

          To obtain the benefits of this service, a customer typically is required to maintain a minimum balance subject to a monthly maintenance fee, or a higher minimum balance for which no monthly fee would be imposed. In either case, a penalty fee is imposed if the minimum should not be maintained. In general, the automatic investment in the Fund's shares occurs on the same day that withdrawals are made by the financial institution, at the next determined net asset value after the order is received.

          All agreements which relate to the service are with the financial institution. Neither the Distributor nor the Company is a party to any of those agreements and no part of the compensation received by the financial institution flows to the Company or to BISYS or to any of their affiliates, either directly or indirectly. Further information concerning this program and any related charges or fees is provided by the financial institution prior to any purchase of the Fund's shares. Any fees charged by the financial institution effectively reduces the Fund's yield for those customers.

          REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

          SIGNATURE-GUARANTIES. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Signature-guaranties may not be provided by notaries public. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record; and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or wired to a financial institution account previously designated. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account.

          REDEMPTION COMMITMENT. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Fund is valued. If the recipient sold such securities, brokerage charges might be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Fund normally utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                        DETERMINATION OF NET ASSET VALUE

          GENERAL. Expenses and fees, including the advisory fee and fees paid pursuant to the Distribution Plan and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Class of Fund shares.

          LARGE-CAP EQUITY, SMALL-CAP OPPORTUNITY AND INTERNATIONAL EQUITY FUNDS. Each of these Funds' securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Adviser. Forward currency contracts will be valued at the current cost of offsetting the contract. Since the International Equity Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Debt securities maturing in 60 days or less generally are carried at amortized cost, which approximates value, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Board of Directors. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors.

          Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if the Directors believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

          GOVERNMENT INCOME AND LIMITED TERM U.S. GOVERNMENT FUNDS. Each of these Funds' investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board of Directors. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Company's officers under the general supervision of the Board of Directors.

          MUNICIPAL INCOME FUND. The Fund's investments are valued by the Service. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the Fund's securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Company's officers under the general supervision of the Board of Directors.

          PRIME MONEY MARKET FUND AND TREASURY MONEY MARKET Fund. The valuation of each of these Funds' investment securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

          The Board of Directors has agreed, as a particular responsibility within the overall duty of care owed to each of these Funds' investors, to establish procedures reasonably designed to stabilize each such Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's investment holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether such Fund's net asset value calculated by using available market quotations or market equiva lents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield data for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board of Directors.

          The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors promptly will consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.


                       SHAREHOLDER SERVICES AND PRIVILEGES

          The services and privileges described under this heading may not be available to certain clients of the Adviser, its affiliates and certain Service Organizations, and the Adviser, its affiliates and some Service Organizations may impose certain conditions on their clients which are different from those described in the Prospectus or this Statement of Additional Information. Such investors should consult the Adviser, its affiliates or their Service Organization in this regard.

                  EXCHANGE PRIVILEGE. The Exchange Privilege enables you to purchase, in exchange for shares of a Fund, shares of the same Class of another Fund in the ISG Family of Funds, to the extent such shares are offered for sale in your state of residence. If you desire to use this Privilege, you should consult the Adviser or its affiliate where you maintain your account, your Service Organization or the Administrator to determine if it is available and whether any conditions are imposed on its use.

          The shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the Fund into which the exchange is being made.

          Shares will be exchanged at the next determined net asset value; however, a sales load, which may be waived or reduced as described below, may be charged with respect to exchanges of DG Class Shares. If you are exchanging DG Class Shares into a Fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares you are exchanging were: (a) purchased with a sales load,
(b) acquired by a previous exchange from shares purchased with a sales load, or
(c) acquired through reinvestment of dividends or distributions paid with respect to the foregoing categories of shares. No fees currently are charged shareholders directly in connection with exchanges although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. The Company reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          The exchange of shares of one Fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

          AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan permits you to purchase DG Class Shares (minimum initial investment of $1,000 and minimum subsequent investments of $100 per transaction) at regular intervals selected by you. Provided your bank or other financial institution allows automatic withdrawals, DG Class Shares may be purchased by transferring funds from the bank account designated by you. At your option, the account designated will be debited in the specified amount, and DG Class Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market. To establish an Automatic Investment Plan account, you must check the appropriate box and supply the necessary information on the Account Application. You may obtain the necessary applications from the Administrator. You may cancel your participation in the Automatic Investment Plan or change the amount of purchase at any time by mailing written notification to ISG Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686, and such notification will be effective three business days following receipt. The Company may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

          DIRECTED DISTRIBUTION PLAN. The Directed Distribution Plan enables you to invest automatically dividends and capital gain distributions, if any, paid by a Fund in shares of another Fund of which you are a shareholder. Shares of the other Fund will be purchased at the then-current net asset value. Minimum subsequent investments do not apply. Investors desiring to participate in the Directed Distribution Plan should check the appropriate box and supply the necessary information on the Account Application. The Plan is available only for existing accounts and may not be used to open new accounts. The Company may modify or terminate the Directed Distribution Plan at any time or charge a service fee. No such fee currently is contemplated.

          AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50), with respect to DG Class Shares, on either a monthly, quarterly, semi-annual or annual basis if you have a $5,000 minimum account. The automatic withdrawal will be made on the first or fifteenth day, at your option, of the period selected. To participate in the Automatic Withdrawal Plan, you must check the appropriate box and supply the necessary information on the Account Application. The Automatic Withdrawal Plan may be ended at any time by the investor, the Company or the Transfer Agent.

          Purchases of additional DG Class Shares where the sales load is imposed concurrently with withdrawals of DG Class Shares generally are undesirable.

          REINSTATEMENT PRIVILEGE. The Reinstatement Privilege enables investors who have redeemed DG Class Shares to repurchase, within 90 days of such redemption, DG Class Shares of a Fund in an amount not to exceed the redemption proceeds received at a purchase price equal to the then-current net asset value determined after a reinstatement request and payment are received by the Transfer Agent. This privilege also enables such investors to reinstate their account for the purpose of exercising the Exchange Privilege. To use the Reinstatement Privilege, you must submit a written reinstatement request to the Transfer Agent. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. There currently are no restrictions on the number of times an investor may use this privilege.

          LETTER OF INTENT. By signing a Letter of Intent form, available from the Administrator or certain Service Organizations, you become eligible for reduced sales load applicable to the total number of DG Class Shares purchased in a 13-month period (beginning up to 90 days prior to the date of execution of the Letter of Intent) pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent.

          The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if the investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Assuming completion of the total minimum investment specified under a Letter of Intent, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of the Letter of Intent. In addition, if the investor's purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect the investor's total purchase at the end of 13 months.

          If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of DG Class Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind the investor to purchase, or the Company to sell, the full amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time you purchase DG Class Shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.


                             PERFORMANCE INFORMATION

          Current yield is computed pursuant to a formula which operates as follows: The amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends, and (b) the maximum offering price per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

          Tax equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt.

          Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of DG Class Shares the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase.

          Total return is calculated by subtracting the amount of the maximum offering price per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the maximum offering price per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period for DG Class Shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to DG Class Shares, which, if reflected, would reduce the performance quoted.

          Seven-day yield will be computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

          Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held, their maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which each Fund's price per share is determined.

          From time to time, advertising materials for a Fund may refer to or discuss current or past business, political, economic or financial conditions, such as U.S. monetary or fiscal policies and actual or proposed tax legislation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement, average life expectancy and pension and social security benefits. Comparative performance information may be used from time to time in advertising or marketing each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., Bank Rate MonitorTM, IBC Money Fund Averages ReportTM, Bond Buyer's 20-Bond Index, Moody's Bond Survey Bond Index, Lehman Brothers Aggregate Bond Index and components thereof, S&P 500 Index, Russell 2000 Index, EAFE Index, the Dow Jones Industrial Average, CDA/Wiesenberger Investment Companies Service, Mutual Fund Values; Mutual Fund Forecaster, Mutual Fund Investing and other industry publications.


                        DIVIDENDS, DISTRIBUTION AND TAXES

          The Adviser believes that each Fund qualified as a "regulated investment company" under the Code for the fiscal year ended December 31, 1998. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and net short-term capital gain), and must meet certain asset diversification and other requirements. Qualification as a regulated investment company relieves the Fund from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder holds shares for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain dividend received.

          Depending upon the composition of a Fund's income, the entire amount or a portion of the dividends paid by the Fund from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from a Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that such Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code generally provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial futures and options, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of market discount bonds will be treated as ordinary income under
Section 1276 of the Code. A market discount bond is defined as any bond purchased by a Fund after April 30, 1993, and after its original issuance, at a price below its face or accredited value. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, any gain or loss realized by the Fund from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

          Offsetting positions held by a Fund involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. If the Fund was treated as entering into straddles by reason of its futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.

          The Taxpayer Relief Act of 1997 included constructive sale provisions that generally apply if a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as or substantially identical to the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

          Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing such Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualifica tion as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

          The International Equity Fund may qualify for and may make an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries (which taxes relate primarily to investment income). The International Equity Fund may make an election under Section 853 of the Code, provided more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

          If the International Equity Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code and gain realized with respect to PFIC securities that are marked-to-market will be treated as ordinary income under Section 1296 of the Code.


                             PORTFOLIO TRANSACTIONS

          GENERAL. Transactions are allocated to various dealers by the Funds' investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. The allocation of brokerage transactions also may take into account a broker's sales of Fund shares. No brokerage commissions have been paid to date, except as noted below.

          To the extent research services are furnished by brokers through which a Fund effects securities transactions, the Adviser may use such information in advising other funds or accounts it advises and, conversely, to the extent research services are furnished to the Adviser by brokers in connection with other funds or accounts the Adviser advises, the Adviser also may use such information in advising the Funds. Although it is not possible to place a dollar value on these services, if they are provided, it is the opinion of the Adviser that the receipt and study of any such services should not reduce the overall expenses of its research department.

          The Company's Board of Directors has determined, in accordance with
Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, that any portfolio transaction for the Fund may be executed by certain brokers that are affiliates of the Adviser when such broker's charge for the transaction does not exceed the usual and customary level.

          LARGE-CAP EQUITY, SMALL-CAP OPPORTUNITY AND INTERNATIONAL EQUITY FUNDS. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more clients the Adviser might advise being engaged simultaneously in the purchase or sale of the same security. Portfolio turnover may vary from year to year, as well as within a year. It is anticipated that in any fiscal year, the turnover rate for each of these Funds generally should be less than 100%. Higher turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

          When transactions are executed in the over-the-counter market, the Adviser will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

          For the fiscal years and/or periods ended December 31, 1996, 1997 and 1998, the amounts paid by the indicated Funds for brokerage commissions, gross spreads and concessions on principal transactions, none of which was paid to the Distributor, were as follows:

NAME OF FUND                   1996              1997                  1998
------------                   ----              ----                  ----

Large-Cap Equity            $__________       $__________           $__________
Small-Cap Opportunity       $__________       $__________           $__________
International Equity        N/A               $__________(1)        $__________


------------------
(1) For the period from August 15, 1997 (commencement of operations) through December 31, 1997.

          The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions for the indicated Funds were as follows:

                                                                COMMISSIONS/
NAME OF FUND                   TRANSACTION AMOUNTS              CONCESSIONS

Large-Cap Equity               $                                  $
Small-Cap Opportunity          $                                  $
International Equity           $                                  $


          MUNICIPAL INCOME, GOVERNMENT INCOME, LIMITED TERM U.S. GOVERNMENT, PRIME MONEY MARKET AND TREASURY MONEY MARKET Funds. Purchases and sales of Fund securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Fund for such purchases and sales. The prices paid to underwriters of newly- issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.


                   INFORMATION ABOUT THE COMPANY AND THE FUNDS

          The Fund is authorized to issue 28 billion 500 million shares of Common Stock (with 1 billion 500 million shares allocated to the Prime Money Market Fund, 1 billion 250 million shares allocated to the Treasury Money Market Fund and 1 billion shares allocated to each other Fund), par value $.001 per share. Each Fund's shares are classified into Class A Shares (250 million, 500 million in the case of each Money Market Fund), Class B Shares (250 million, except for Treasury Money Market Fund which does not offer Class B Shares), Institutional Shares (250 million, 500 million in the case of each Money Market
Fund) and DG Class Shares (250 million). Each share has one vote and shareholders will vote in the aggregate and not by Class except as otherwise required by law. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.

          The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio. From time to time, other portfolios may be established and sold pursuant to other offering documents.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the election of directors from the separate voting requirements of the Rule.

          To date, 28 portfolios have been authorized. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and expenses of, one portfolio are treated separately from those of the other portfolios.

          Each Fund will send annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of Common Stock being sold pursuant to the Prospectus.

          ___________________________, independent auditors, have been selected as each Fund's auditors.


                              FINANCIAL STATEMENTS

          The Funds' Annual Report to Shareholders for the fiscal year ended December 31, 1998 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference into this Statement of Additional Information.

                                    APPENDIX

          Description of certain ratings assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff") and Thomson BankWatch, Inc.("BankWatch"):

S&P

BOND RATINGS

                                       AAA

          Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

          Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

          S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

          The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or relating supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Fitch

BOND RATINGS

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

          Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

          Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

          Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

          GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

BOND RATINGS

                                       AAA

          Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

          Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

          Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

          Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

                                       BB

          Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

          Plus (+) and minus (-) signs are used with a rating symbol (except
AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

BankWatch

COMMERCIAL PAPER AND SHORT-TERM OBLIGATIONS RATINGS

          The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

INTERNATIONAL AND U.S. BANK RATINGS

          In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

                            PART C. OTHER INFORMATION

Item 23.
               (a) (1) Articles of Incorporation are incorporated by reference to Exhibit (1) of the Registration Statement on Form N-1A, filed on March 29, 1990.

                   (2) Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

                   (3) Articles of Amendment are incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 30, 1996.

                   (4) Articles of Amendment are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed March 31, 1998.

               (b) By-Laws are incorporated by reference to Exhibit (2) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

               (d)       (1)    Investment Advisory Agreement between the
                                Registrant and Mitchell Hutchins Asset
                                Management Inc. is incorporated by reference to Exhibit (5)(b)(iii) of Post-Effective Amendment
                                No. 6 to the Registration Statement on Form
                                N-1A, filed on June 7, 1991.

                         (2)    Investment Advisory Agreement between
                                Registrant and First American National Bank.*

                         (3) Sub-Investment Advisory Agreement between First American National Bank and Lazard Asset Management is incorporated by reference to Exhibit (5)(b)(i) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed September 23, 1998.

                         (4) Sub-Investment Advisory Agreement between First American National Bank and Womack Asset Management, Inc.*

                         (5) Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc.*

                 (e)     (1)    Distribution Agreement between Registrant
                                and BISYS Fund Services Limited Partnership.*

                         (2) Form of Plan Agreement, with respect to Registrant's Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

                         (3) Distribution Plan Agreement, with respect to Registrant's ISG and Stewardship Funds.*

                 (g)     (1)    Custody and Fund Accounting Agreement with
                                The Bank of New York is incorporated by
                                reference to Exhibit (8)(a) of Pre-Effective
                                Amendment No. 3 to the Registration Statement on
                                Form N-1A, filed on June 22, 1990.

                         (2) Form of Foreign Sub-Custodian Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1994.

                 (h)     (1)    Special Management Services Agreement
                                among the Registrant, Mitchell Hutchins Asset
                                Management Inc. and Concord Holding Corporation is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 6 to the
                                Registration Statement on Form N-1A, filed on
                                June 7, 1991.

                         (2) Form of Shareholder Services Agreement, with respect to Registrant's ISG/Stewardship Funds.*

                         (3) Shareholder Services Plan, with respect to Registrant's ISG/Stewardship Funds.*

                 (i) Opinion and consent of Registrant's counsel is incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed June 22, 1990.

                 (j)            Consent of Independent Auditors.*

                 (m)    (1)     Plan of Distribution pursuant to Rule
                                12b-1, with respect to Registrant's
                                Correspondent Cash Reserves Money Market
                                Portfolio and Correspondent Cash Reserves Tax
                                Free Money Market Portfolio, is incorporated by reference to Exhibit (15) of Post-Effective
                                Amendment No. 6 to the Registration Statement on
                                Form N-1A, filed on June 7, 1991.

                        (2) Distribution Plan pursuant to Rule 12b-1, with respect to Registrant's ISG/Stewardship Funds.*

                  (n) Financial Data Schedules are incorporated by reference to Registrant's Annual Report on Form N-SAR filed on or about February 27, 1998 and Semi-Annual Report on Form N-SAR filed on or about August 28, 1998.

                  (o)   (1)     Rule 18f-3 Plan for Registrant's CCR
                                Portfolios is incorporated by reference to Post-Effective Amendment No. 25 to the
                                Registration Statement on Form N-1A, filed on
                                May 1, 1995.

                        (2) Rule 18f-3 Plan for Registrant's Non-Money Market Portfolios.*

                        (3) Rule 18f-3 Plan for Registrant's ISG Money Market Portfolios.*

      Other Exhibit:    (1)     Certificate of Corporate Secretary is
                                incorporated by reference to Other Exhibit of Pre-Effective Amendment No. 3 to the
                                Registration Statement on Form N-1A, filed on
                                June 22, 1990.

                        (2) Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on May 23, 1990 and November 15, 1991, respectively.

-----------------------

*    To be filed by Amendment.

Item 24. Persons Controlled By or Under Common Control with Registrant

             Not applicable.

Item 25.  Indemnification

        Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation filed as Exhibit 1 to the Registration Statement, filed on March 29, 1990, and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 to Pre-Effective Amendment No. 3 to the Registration Statement, filed on June 22, 1990, and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference also is made to the Distribution Agreement to be filed as Exhibit (e)(1) hereto.

Item 26(a).  Business and Other Connections of Investment Adviser

        (i) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Mitchell Hutchins Asset Management Inc., the investment adviser of the Registrant's Correspondent Cash Reserves Money Market Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Mitchell Hutchins Asset Management Inc. or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Mitchell Hutchins Asset Management Inc. (SEC File No. 801-13219).

        (ii) First American National Bank, the investment adviser of the Registrant's ISG and Stewardship Funds, is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. To the knowledge of the Registrant, none of the directors or executive officers of First American National Bank, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers of First American National Bank also hold or have held various positions with bank and non-bank affiliates of First American National Bank, including First American Corporation.


                                                                        PRINCIPAL OCCUPATION OR
                                                                          OTHER EMPLOYMENT OF A
                                            POSITION WITH                 SUBSTANTIAL
NAME                                        ADVISER                           NATURE

Dennis C. Bottorff                          Chairman and                 Chairman and Chief Executive
                                            Chief Executive              Officer of  First American
                                            Officer                      Corporation

Earnest W. Deavenport, Jr.                  Director                     Chairman and Chief Executive
                                                                         Officer of  Eastman Chemical
                                                                         Company

Reginald D. Dickson                         Director                     President Emeritus of
                                                                         INROADS, Inc.

James A. Haslam, II                         Director                     Chairman of the Board of
                                                                         Pilot Corporation

Warren A. Hood, Jr.                         Director                     Chairman of Hood Industries, Inc.

Martha R. Ingram                            Director                     Chairman of the Board of
                                                                         Ingram  Industries, Inc.

Walter G. Knestrick                         Director                     Chairman of the Board of
                                                                         Walter  Knestrick
                                                                         Contractor, Inc.

Gene C. Koonce                              Director                     Vice Chairman of United
                                                                         Cities Gas Company

James R. Martin                             Director                     Chairman and Chief Executive
                                                                         Officer of Plasti-Line, Inc.

Robert A. McCabe, Jr.                       Director                     Vice Chairman of First
                                                                         American Corporation and
                                                                         President of First American
                                                                         Enterprises

Howard L. McMillan, Jr.                     Director                     Chairman of Deposit Guaranty
                                                                         System

John N. Palmer                              Director                     Chairman and Chief Executive
                                                                         Officer of SkyTel
                                                                         Communications, Inc.

Dale W. Polley                              Director                     President and Principal
                                                                         Financial Officer of First
                                                                         American Corporation

E.B. Robinson, Jr.                          Director                     Vice Chairman and Chief
                                                                         Operating Officer of First
                                                                         American Corporation and
                                                                         President of First American
                                                                         National Bank

Roscoe R. Robinson                          Director                     Former Vice Chancellor for
                                                                         Health Affairs of
                                                                         Vanderbilt University
                                                                         Medical Center

James F. Smith                              Director                     Former Chairman of the Board
                                                                         of First American Corporation

Cal Turner, Jr.                             Director                     Chairman and Chief Executive
                                                                         Officer of  Dollar General
                                                                         Corporation

Celia A. Wallace                            Director                     Chairman and Chief Executive
                                                                         Officer of Southern Medical
                                                                         Health Systems, Inc.

Ted H. Welch                                Director                     Real Estate Developer,
                                                                         President and  Chief
                                                                         Executive Officer of Eagle
                                                                         Communications

J. Kelley Williams, Sr.                     Director                     Chairman and Chief Executive
                                                                         Officer of ChemFirst, Inc.

David K. Wilson                             Director                     Chairman of the Board of
                                                                         Cherokee Equity Corporation

Toby S. Wilt                                Director                     President of TSW Investment Company

William S. Wire, II                         Director                     Former Chairman of the Board
                                                                         of  Genesco, Inc.


        (iii) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Lazard Asset Management, the investment adviser of the Registrant's ISG International Equity Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Lazard Asset Management or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Lazard Asset Management (SEC File No. 801-50349).

          (iv) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Womack Asset Management, Inc., the investment adviser of the Registrant's ISG Small Cap Opportunity Fund and Stewardship Small-Cap Equity Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Womack Asset Management, Inc. or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Womack Asset Management, Inc. (SEC File No. 801-54327).

        (v) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Bennett Lawrence Management LLC, the investment adviser of the Registrant's ISG Mid Cap Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Bennett Lawrence Management, LLC or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Bennett Lawrence Management, LLC (SEC File No. 801-49805).

Item 27.  Principal Underwriters

        (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

                           American Performance Funds
                              AmSouth Mutual Funds
                              The ARCH Fund, Inc.
                          The BB&T Mutual Funds Group
                               The Coventry Group
                     The Empire Builder Tax Free Bond Fund
                           ESC Strategic Funds, Inc.
                                The Eureka Funds
                             Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                        The Infinity Mutual Funds, Inc.
                              INTRUST Funds Trust
                                 The Kent Funds
                                  Magna Funds
                            Meyers Investment Trust
                            MMA Praxis Mutual Funds
                                M.S.D.&T. Funds
                             Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                 Pegasus Funds
                            The Republic Funds Trust
                       The Republic Advisors Funds Trust
                           The Riverfront Funds, Inc.
                     SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                            Summit Investment Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.

        (b) The information required by this Item 27(b) regarding each director or officer of BISYS Fund Services Limited Partnership is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-32480).

Item 28.  Location of Accounts and Records

          1.       BISYS Fund Services Ohio, Inc.
                   3435 Stelzer Road
                   Columbus, Ohio 43219-3035

          2.       The Bank of New York
                   90 Washington Street
                   New York, New York  10015

          3.       First American National Bank
                   315 Deaderick Street
                   Nashville, Tennessee 37238

          4.       Mitchell Hutchins Asset Management Inc.
                   1285 Avenue of the Americas
                   New York, New York  10019


Item 29. Management Services

               Not Applicable.

Item 30. Undertakings

         None

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 2nd day of March, 1999.



                                          THE INFINITY MUTUAL FUNDS, INC.
                                                 (Registrant)

                                          By: /s/ William B. Blundin*
                                               WILLIAM B. BLUNDIN President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/William B. Blundin*                               President (Principal
WILLIAM B. BLUNDIN                                   Executive Officer) and
                                                     Chairman of the
                                                     Board of Directors

/s/Gary R. Tenkman*                                  Treasurer (Chief
GARY R. TENKMAN                                      Financial and
                                                     Accounting Officer)

/s/Richard H. Francis*                               Director
RICHARD H. FRANCIS

/s/Norma A. Coldwell*                                Director
NORMA A. COLDWELL

/s/William W. McInnes*                               Director
WILLIAM W. McINNES

/s/Robert A. Robinson*                               Director
ROBERT A. ROBINSON


*By:/s/Robert L. Tuch                                March 2, 1999
    Robert L. Tuch
      Attorney-in-fact